MERRILL LYNCH
                MULTI-STATE
                LIMITED MATURITY
                MUNICIPAL
                SERIES TRUST

STRATEGIC
         Performance

                Semi-Annual Report
                January 31, 1998

        Merrill Lynch Multi-State Limited Maturity Municipal Series Trust

Proxy Results

On February 12, 1998, a special meeting of stockholders of Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust voted on the following proposal. The description of the proposal and number of votes are as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                                  Shares Voted  Shares Voted  Shares Voted
                                                                                       For         Against       Abstain
--------------------------------------------------------------------------------------------------------------------------
      To consider and act upon a proposal to approve the Agreement and Plan of
      Reorganization between Merrill Lynch Multi-State Limited Maturity Series
      Trust and Merrill Lynch Municipal Bond Fund, Inc.                              216,907      111,199       22,193
--------------------------------------------------------------------------------------------------------------------------

On February 12, 1998, a special meeting of stockholders of Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust voted on the following proposal. The description of the proposal and number of votes are as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                                  Shares Voted  Shares Voted  Shares Voted
                                                                                       For         Against       Abstain
--------------------------------------------------------------------------------------------------------------------------
      To consider and act upon a proposal to approve the Agreement and Plan of
      Reorganization between Merrill Lynch Multi-State Limited Maturity Series
      Trust and Merrill Lynch Municipal Bond Fund, Inc.                              308,352       19,751       21,646
--------------------------------------------------------------------------------------------------------------------------

On January 5, 1998, a special meeting of stockholders of Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust voted on the following proposal. The description of the proposal and number of votes are as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                                  Shares Voted  Shares Voted  Shares Voted
                                                                                       For         Against       Abstain
--------------------------------------------------------------------------------------------------------------------------
      To consider and act upon a proposal to approve the Agreement and Plan of
      Reorganization between Merrill Lynch Multi-State Limited Maturity Series
      Trust and Merrill Lynch Municipal Bond Fund, Inc.                              441,760          980       19,513
--------------------------------------------------------------------------------------------------------------------------

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the three months ended January 31, 1998, bond yields have declined to recent historic lows. While the positive combination of moderate economic growth and low inflation has continued to support lower interest rates, much of the recent decline in bond yields was driven more by the continued turmoil in Asian equity markets than by fundamental concerns. A significant "flight to quality" has benefited the US Treasury bond market, particularly longer-maturity US Treasury bonds, as foreign investors have sought safe haven in the relative stability of US financial markets. Over the three months ended January 31, 1998, yields on five-year US Treasury notes declined 30 basis points (0.30%) to 5.42%. Additionally, yields on five-year AAA-rated municipal general obligation bonds declined 15 basis points to end the January quarter at 4.00%.

Since there is no benefit from the tax advantage inherent in municipal bonds for foreign investors, they have not participated in the tax-exempt market. Consequently, municipal bond yields have not declined dramatically as have taxable US Treasury securities. The increase in new municipal bond issuance over the past six months has also prevented the tax-exempt bond market from more closely mirroring the yield declines exhibited by its taxable counterpart. During the last six months, over $120 billion in new long-term municipal bonds were underwritten, an increase of over 30% compared to the same six-month period one year ago. As interest rates have continued to decline in recent months, new tax-exempt bond issuance has remained strong. Over $60 million in new long-term municipal securities were issued during the last three months, an increase of over 20% compared to the same three-month period ended January 31, 1996. During the past month, over $16 billion in new long-term municipal securities were underwritten, representing an increase of over 40% compared to the January 1997 level.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline should be generated in part by reduced US export growth. Additionally, some decline in consumer spending can also be expected because of reduced consumer confidence. Perhaps more importantly, it is likely that, barring a dramatic and unexpected resurgence in domestic growth, the Federal Reserve Board will be unwilling to raise interest rates until the full impact of the equity market's corrections can be established.

All of these factors suggest that over the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable that municipal bond yields will remain under some relative pressure because of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates of 1998 total municipal bond issuance are presently in the $195 billion--$220 billion range. These estimates suggest that recent supply pressures are likely to abate somewhat next year, or at least exert only minimal technical pressure during 1998. Additionally, municipal bond investors received approximately $23 billion in January coupon payments, bond maturities and proceeds from early redemptions, which should serve to intensify investor demand in the near future. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds (approximately 90% at the end of December
1997), any further pressure on the municipal market may well represent an attractive investment opportunity.

Portfolio Strategy

Merrill Lynch Arizona Limited Maturity Municipal Bond Fund

Employment growth in the state of Arizona continues to outpace that of the nation. The past five years have been the strongest period of growth in the state's history, with more than 400,000 private sector jobs created. It is estimated that an additional 153,000 jobs will be created in 1998. The state coffers are reaping the benefit of this growth with its rainy day fund surplus close to $900 million. Despite an inevitable slowdown in its current boom cycle, the Arizona economy remains well diversified and is likely to weather an economic slowdown well.

During the three months ended January 31, 1998, we continued to maintain our conservative portfolio strategy. We kept cash reserves of approximately 25% and an average portfolio maturity of just under four years. In our last report to shareholders, we expressed our concerns over a potential Federal Reserve Board interest rate hike because of continued strength in the US economy. However, while economic news continued to suggest a resilient economy, inflation remained benign.

Looking ahead, it appears as if the Asian financial crisis will preclude any Federal Reserve Board action in the near future. Demand for intermediate-term municipal bonds continues to keep the availability of Arizona securities at low levels, but in the upcoming months we anticipate that we will gradually begin to reduce our cash position. We will concentrate our purchases toward Aa-rated or insured securities as they provide the Fund with greater liquidity during periods of market volatility.

Merrill Lynch California Limited Maturity Municipal Bond Fund

During the quarter ended January 31, 1998, Governor Pete Wilson proposed a $70.6 billion state budget that would increase spending on public education and asked voters to approve another $7 billion in bonds for new schools, parks and other public works projects. The proposal calls for a 5% spending increase over the current fiscal year. The majority of the proposed budget would benefit the state's public education system with kindergarten through twelfth grade receiving $23.3 billion to reduce class size and build new facilities as well as upgrading the public education system's current facilities. The budget plan also calls for no new cuts in taxes for individuals or businesses, nor does it restore a 4.9% cut in welfare grants. The Governor's plan was received with limited criticism because of the strong economic performance being turned in by California and the anticipation of continued strong tax receipts bringing the state's cash surplus to record levels. California added over 400,000 non-farm jobs in 1997 with growth prospects still good though tempered by the Asian financial crisis. However, the impact from the recent market volatility on the state's exporters and economy is still unknown. State unemployment rates have declined from 9.4% in 1993 to an eight-year low of 5.9% in November 1997.

By January 31, 1998, net assets of the Fund stood at approximately $13.3 million, a decrease of about 2% from the October's quarter-end. As we discussed in our last report to shareholders, we expected to maintain a more aggressive investment posture during the January quarter as we watched the unfolding Asian currency and world equity crisis and what its effect would be on the US economy. We maintained an average portfolio maturity of 4.7 years with a zero cash equivalent position for most of the quarter. This strategy enhanced the Fund's performance during the quarter because inflation continued to decelerate despite continued evidence of robust economic growth. These statistics, taken with a flight to quality by foreign investors into US dollar-denominated assets, caused yields to decline across the yield curve to five-year lows. We will continue to maintain our maturity stance, since we expect the US economy to be moderated somewhat by the fallout from Asia and inflationary pressures to continue to subside. We will closely monitor economic statistics in an effort to seek to enhance Fund returns while limiting any net asset value deterioration.

Merrill Lynch Florida Limited Maturity Municipal Bond Fund

During the quarter ended January 31, 1998, Governor Lawton Chiles unveiled a $45.1 billion budget filled with programs for children's healthcare and daycare as well as a tax-generating anti-smoking campaign. The Governor's plan would be partially funded from dividends of the state's $11.3 billion tobacco settlement to be paid over 25 years. During 1997, state general revenues increased about 7.2% to $15.7 billion. Sales tax revenues, which make up over 70% of Florida's general revenues, grew a robust 5.5%, but remains an economically sensitive revenue source. These increasing revenues will trigger a deposit of approximately $276 million


                                      2 & 3

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

to the Budget Stabilization Fund, bringing that Fund's total to approximately $785 million by the end of fiscal 1999. As we discussed in our last report to shareholders, the state legislature in early November voted to issue a total of $2.7 billion in bonds to address with the state's school district capital needs. The state's long-term economic viability and ability to attract new industry is dependent on an educated labor force. This will become more important as the educational requirements of basic service sector jobs continue to grow. With over 35% of the state's total non-farm employment, the service sector is a key component of Florida's economy. Florida's tourism sector finished 1997 on a strong note with high hotel and motel occupancy rates and historically high attendance figures for most tourist attractions. In 1997, Florida topped California and Hawaii to rank as America's number one spot for summer vacations, according to the Travel Industry Association and the American Automobile Association.

By January 31, 1998, the Fund's net assets stood at approximately $24.4 million, an increase of about 7% from the October's quarter-end. As we discussed in our last report to shareholders, we expected to maintain a more aggressive investment posture during the January quarter as we watched the unfolding Asian financial crisis and what its effect would be on the US economy. We maintained an average portfolio maturity of 4.7 years with a 6% cash equivalent position for most of the quarter. This strategy enhanced the Fund's performance during the quarter because inflation continued to decelerate despite continued evidence of robust economic growth. These statistics, taken with a flight to quality by foreign investors into US dollar-denominated assets, caused yields to decline across the yield curve to five-year lows. We will continue to maintain our maturity stance, since we expect the US economy to be moderated somewhat by the fallout from Asia and inflationary pressures to continue to subside. We will closely monitor economic statistics in an effort to seek to enhance Fund returns while limiting any net asset value deterioration.

Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund

Economic growth remained strong in the commonwealth of Massachusetts throughout the January quarter. As a result of the commonwealth's strong cyclical expansion, there continued to be a strong demand for labor, which has allowed the seasonally adjusted unemployment rate to remain below 4%. Additionally, the strong economic environment continues to translate into positive revenue streams. For the seven-month period ended January 31, 1998 into fiscal year 1998, total revenue collections amounted to nearly $7.8 billion, or 3.5%, over the comparable period last year and above budget estimates.

Our investment strategy continued to be aggressive. The average portfolio maturity was maintained in the 4.5-year range, while cash reserves were in the 0%--2% area. This strategy was maintained as we believed that the Federal Reserve Board would accommodate a neutral monetary policy because of the Asian financial crisis and the anticipated effect on the US economy. During the quarter ended January 31, 1998, this aggressive posture provided shareholders with attractive total investment returns.

Merrill Lynch Michigan Limited Maturity Municipal Bond Fund

During the quarter ended January 31, 1998, Standard & Poor's Corporation (S&P) raised its rating on Michigan's $655 million outstanding general obligation bonds from AA to AA+. Additionally, S&P raised its rating on the outstanding local school bonds issued by various school districts from AA to AA+. The upgrades were partially based on the significant improvement in the state's financial reserve levels. The state's Budget Stabilization Fund as of September 30, 1997 was estimated at $1.2 billion. Other areas also assisted in the upgrade. They included: the state's improved economic performance; continued strong personal income growth; the continued diversification of the state's employment base as well as strong employment growth which has absorbed increases in the state's labor force; strong budget performance; and a continued low debt burden. Michigan's unemployment rate for November 1997 stood at 4%. Another positive note was the University of Michigan Sentiment Survey, which continues to hover in the 106.00 range, indicating a well-balanced regional economy. There is some concern as to what effect the Asian economic crisis might have on Michigan's manufacturing sector which does export a portion of the region's heavy equipment and manufacturing parts.

By January 31, 1998, the Fund's net assets stood at approximately $3.8 million, an increase of about 6% from the October's quarter-end. As we discussed in our last report to shareholders, we expected to maintain a more aggressive investment posture during the January quarter as we watched the unfolding Asian financial crisis and what its effect would be on the US economy. We maintained an average portfolio maturity of 4.5 years with a low cash equivalent position for most of the quarter. This strategy enhanced the Fund's performance during the quarter because inflation continued to accelerate despite continued evidence of robust economic growth. These statistics, taken with a flight to quality by foreign investors into US dollar-denominated assets, caused yields to decline across the yield curve to five-year lows. We will continue to maintain our maturity stance, since we expect the US economy to be moderated somewhat by the fallout from Asia and inflationary pressures to continue to subside. We will closely monitor economic statistics in an effort to seek to enhance Fund returns while limiting any net asset value deterioration.

Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund

The state of New Jersey continued to see economic growth in the January quarter driven by both the service and trade industries. Employment grew 1.7% year-over-year, outpacing neighboring New York but lagging behind Pennsylvania. The ongoing decline in the state's manufacturing base and state government continues to constrain an otherwise healthy economy. In the State of the State address in January, Governor Christie Todd Whitman focused on auto insurance, taxes, education and crime. Specifically, she proposed that the state's Educational Facilities Authority issue as much as $1.8 billion in debt for reconstruction projects acting as a conduit issuer for various school districts. Rating for the state's outstanding debt could suffer if the state initiates another large-scale issuance, particularly since the state financed $2.8 billion in bonds to finance its pension fund last spring.

Despite economic data in both the state of New Jersey and the nation that continued to suggest an economy that was still expanding, we maintained a somewhat aggressive portfolio strategy. We reduced our cash reserves by approximately 10% to just under 12% and increased our average portfolio maturity to the maximum allowed by the Fund's prospectus. We indicated in our last report to shareholders that we believed the Federal Reserve Board was likely to raise interest rates in an environment that showed continued economic expansion because of potential inflation growth. However, the Asian financial crisis appears to have eliminated any near-term Federal Reserve Board move. Demand for intermediate-term municipal bonds continued to remain strong in the last three months, and our fully invested posture provided an attractive yield for shareholders. In addition, the Fund continues to be invested in high-rated securities, primarily insured or AA-rated or better issues, placing the Fund in a better position to weather what may be a volatile market until the Asian crisis is resolved.

Merrill Lynch New York Limited Maturity Municipal Bond Fund

During the quarter ended January 31, 1998, Governor George Pataki proposed a $71.9 billion state budget for the fiscal year beginning April 1, 1998. This budget increases spending 7.6% from the current fiscal year's budget. This election year budget includes increases for education and healthcare, which Governor Pataki fought to cut in previous years. While the Governor called for increasing tax cuts for the coming year from $500 million to $1.2 billion, the state's own projections show that in three years it will have a deficit of more than $3.5 billion. This deficit will have to be closed with spending cuts, the postponement of scheduled tax cuts or even tax increases. Governor Pataki's budget proposal includes a projected surplus from the current fiscal year of $1.8 billion, the largest in the state's history. In 1997, New York posted its strongest economic performance since the late 1980s. In 1998, employment growth is expected to increase 1.0%. Strong consumer confidence and continued manufacturing growth bode well for 1998 economic


                                      4 & 5

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

performance. According to the Federal Reserve Board's latest Beige Book Report, the region's purchasing managers are seeing steady growth in new orders. Housing markets are firm, and commercial real estate markets throughout the state are active. Vacant, quality office space is sparse, and rental rates are rising in New York City as financial firms are continuing to drive the market. Per capita income growth still exceeds the national average by six-tenths of a percentage point.

By January 31, 1998, the Fund's net assets stood at approximately $14.2 million, a decrease of about 11% from the October's quarter-end. As we discussed in our last report to shareholders, we expected to maintain a more aggressive investment strategy during the January quarter as we watched the unfolding Asian financial crisis and what its effect would be on the US economy. We maintained an average portfolio maturity of 4.1 years with a low cash equivalent position for most of the quarter. This strategy enhanced the Fund's performance during the quarter because inflation continued to decelerate despite continued evidence of robust economic growth. These statistics, taken with a flight to quality by foreign investors into US dollar-denominated assets, caused yields to decline across the yield curve to five-year lows. We will continue to maintain our maturity stance in the coming months as we expect the US economy to be moderated somewhat by the fallout from Asia and inflationary pressures to continue to subside. We will closely monitor economic statistics in an effort to seek to enhance Fund returns while limiting any net asset value deterioration.

Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund

During the quarter ended January 31, 1998, the commonwealth of Pennsylvania continued to experience economic growth, adding jobs at a 2.1% year-over-year pace. The commonwealth continues to see growth in most industries with the exception of the finance industry, which has been hampered by bank consolidations. Pennsylvania Governor Tom Ridge presented his fiscal year 1999 budget in January. Included in his $17.8 billion budget are proposed tax cuts for lower income families, a proposed extension of the net operating loss carryforward provision of the corporate net income tax to ten years from three years, and a $46.2 million cut in the state's capital and franchise tax. Despite a $181 million budget surplus in fiscal year 1998 and $465 million in its rainy day fund, Ridge's budget remained conservatively focused financially with only minor increases in spending. The commonwealth's conservative financial outlook was consistent with the trends mentioned by Moody's Investors Services, Inc. in its ratings upgrade of the commonwealth in October. Commonwealth general fund collections for the current fiscal year outpaced expectations by 1.6% propelled by strong personal income tax collections that surpassed estimates by close to 7%.

Despite economic data in both the commonwealth of Pennsylvania and the nation that continued to suggest an economy that was still expanding, we maintained a somewhat aggressive portfolio maturity during the quarter ended January 31, 1998. We kept cash reserves of under 10% and an average portfolio maturity close to the maximum allowed as detailed in the Fund's prospectus of just under 5 years. Although we indicated in our last report to shareholders that the Federal Reserve Board was likely to raise interest rates in an environment that showed continued economic expansion because of potential inflation growth, the Asian financial crisis appears to have eliminated any near-term Federal Reserve Board move. Demand for intermediate-term municipal bonds continued to remain strong in the January quarter and our fully invested posture provided attractive yields for our shareholders. In addition, the Fund continues to be invested in highly rated securities, mostly insured or AA-rated or better issues, leaving the Fund in a better position to weather what promises to be a volatile market until the Asian financial crisis is resolved.

In Conclusion

We appreciate your investment in Merrill Lynch Multi-State Limited Maturity Municipal Series Trust.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Edward J. Andrews

Edward J. Andrews
Vice President and Portfolio Manager


/s/ Peter J. Hayes

Peter J. Hayes
Vice President and Portfolio Manager


/s/ Helen M. Sheehan

Helen M. Sheehan
Vice President and Portfolio Manager
March 6, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                                      6 & 7

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

PERFORMANCE DATA (continued)

Average Annual
Total Returns

Arizona Limited Maturity

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.34%               +3.29%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.34                +4.08
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +3.96%               +2.96%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +3.97                +3.97
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.15%               +3.15%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.60                +4.60
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.23%               +3.19%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.85                +4.52
================================================================================

================================================================================
California Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.93%               +3.88%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.46                +4.21
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.56%               +3.56%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.09                +4.09
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.75%               +3.75%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.21                +5.21
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.83%               +3.78%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.36                +5.02
================================================================================

================================================================================
Florida Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.56%               +3.51%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.22                +3.96
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.19%               +3.19%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +3.85                +3.85
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.27%               +3.27%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.49                +4.49
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.56%               +3.51%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.03                +4.70
================================================================================

================================================================================
Massachusetts Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.47%               +3.42%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.26                +4.00
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.09%               +3.09%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +3.88                +3.88
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.40%               +3.40%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.78                +4.78
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.36%               +3.32%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.85                +4.52
================================================================================

================================================================================
Michigan Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.86%               +3.81%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.35                +4.09
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.48%               +3.48%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +3.97                +3.97
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.45%               +3.45%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.81                +4.81
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.75%               +3.70%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.16                +4.83
================================================================================

================================================================================
New Jersey Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +3.73%               +2.69%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.31                +4.05
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +3.36%               +2.36%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +3.96                +3.96
================================================================================

                                               % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                             +10.00%               +9.00%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97           + 3.39                +3.39
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +3.62%               +2.59%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +4.93                +4.60
================================================================================

================================================================================
New York Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +5.34%               +4.29%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.84                +4.59
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.96%               +3.96%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.47                +4.47
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +5.15%               +4.15%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.56                +5.56
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +5.23%               +4.18%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.78                +5.45
================================================================================

*   Maximum sales charge is 1%.

**  Assuming maximum sales charge.

+ Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.

++  Assuming payment of applicable contingent deferred sales charge.


                                     8 & 9

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

PERFORMANCE DATA (concluded)

Average Annual
Total Returns
(concluded)

Pennsylvania Limited Maturity
================================================================================

                                          % Return Without      % Return With
Class A Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.44%               +3.39%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.53                +4.28
================================================================================

                                              % Return               % Return
Class B Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.06%               +3.06%
--------------------------------------------------------------------------------
Inception (11/26/93) through 12/31/97            +4.16                +4.16
================================================================================

                                              % Return              % Return
Class C Shares+                              Without CDSC          With CDSC++
================================================================================
Year Ended 12/31/97                              +4.21%               +3.21%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.08                +5.08
================================================================================

                                          % Return Without      % Return With
Class D Shares*                              Sales Charge       Sales Charge**
================================================================================
Year Ended 12/31/97                              +4.33%               +3.29%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/97            +5.23                +4.90
================================================================================

*   Maximum sales charge is 1%.

**  Assuming maximum sales charge.

+ Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.

++  Assuming payment of applicable contingent deferred sales charge.

Recent
Performance
Results*

                                                                                                                        Standardized
                                                                                                    12 Month    3 Month 30-day Yield
                                                                              12 Month   3 Month      Total      Total      As of
                                               1/31/98   10/31/97   1/31/97   % Change   % Change    Return     Return     1/31/98
====================================================================================================================================
Arizona Limited Maturity Class A Shares        $10.15     $10.14    $10.08    +1.24%(1)  +0.64%(1)  +4.84%(2)  +1.51%(3)    3.04%
------------------------------------------------------------------------------------------------------------------------------------
Arizona Limited Maturity Class B Shares         10.15      10.14     10.08    +1.24(1)   +0.64(1)   +4.46(4)   +1.42(5)     2.71
------------------------------------------------------------------------------------------------------------------------------------
Arizona Limited Maturity Class C Shares         10.17      10.15     10.09    +1.34(1)   +0.74(1)   +4.71(6)   +1.52(7)     2.82
------------------------------------------------------------------------------------------------------------------------------------
Arizona Limited Maturity Class D Shares         10.15      10.15     10.09    +1.14(1)   +0.54(1)   +4.63(8)   +1.38(9)     2.94
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class A Shares      10.22      10.15     10.06    +1.59      +0.69      +5.55(10)  +1.67(11)    3.02
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class B Shares      10.22      10.15     10.06    +1.59      +0.69      +5.18(12)  +1.58(13)    2.70
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class C Shares      10.22      10.15     10.06    +1.59      +0.69      +5.37(14)  +1.62(15)    2.88
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class D Shares      10.22      10.15     10.06    +1.59      +0.69      +5.44(16)  +1.64(17)    2.92
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class A Shares         10.07      10.02      9.98    +0.90      +0.50      +4.94(18)  +1.46(17)    3.31
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class B Shares         10.07      10.02      9.98    +0.90      +0.50      +4.57(19)  +1.37(20)    2.99
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class C Shares         10.00       9.95      9.91    +0.91      +0.50      +4.63(21)  +1.29(22)    2.83
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class D Shares         10.07      10.02      9.97    +1.00      +0.50      +4.95(23)  +1.44(15)    3.21
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class A Shares   10.07      10.00      9.98    +0.90      +0.70      +4.98(24)  +1.68(25)    3.16
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class B Shares   10.07      10.00      9.99    +0.80      +0.70      +4.50(26)  +1.59(27)    2.83
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class C Shares   10.07      10.00      9.98    +0.90      +0.70      +4.81(28)  +1.63(29)    3.02
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class D Shares   10.07      10.00      9.98    +0.90      +0.70      +4.88(30)  +1.65(31)    3.06
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class A Shares        10.11      10.06      9.99    +1.20      +0.50      +5.28(24)  +1.50(32)    3.35
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class B Shares        10.11      10.06      9.99    +1.20      +0.50      +4.90(33)  +1.41(34)    3.01
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class C Shares        10.12      10.06      9.99    +1.30      +0.60      +4.98(35)  +1.54(15)    3.13
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class D Shares        10.11      10.05      9.98    +1.30      +0.60      +5.28(30)  +1.58(25)    3.23
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class A Shares      10.18      10.11     10.13    +0.49      +0.69      +4.20(36)  +1.61(37)    3.05
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class B Shares      10.18      10.12     10.14    +0.39      +0.59      +3.72(38)  +1.42(39)    2.73
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class C Shares       9.80       9.17      9.18    +6.75      +6.87     +10.40(40)  +7.69(41)    2.64
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class D Shares      10.18      10.12     10.13    +0.49      +0.59      +4.09(35)  +1.49(13)    2.96
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class A Shares        10.26      10.17     10.10    +1.58      +0.88      +5.94(42)  +1.93(43)    3.49
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class B Shares        10.26      10.17     10.10    +1.58      +0.88      +5.57(44)  +1.84(17)    3.19
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class C Shares        10.26      10.17     10.10    +1.58      +0.88      +5.76(45)  +1.88(46)    3.37
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class D Shares        10.26      10.18     10.10    +1.58      +0.79      +5.84(47)  +1.80(48)    3.40
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class A Shares    10.25      10.21     10.15    +0.99      +0.39      +4.86(49)  +1.36(50)    3.13
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class B Shares    10.24      10.21     10.15    +0.89      +0.29      +4.39(51)  +1.17(52)    2.80
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class C Shares    10.29      10.25     10.19    +0.98      +0.39      +4.47(53)  +1.20(39)    2.28
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class D Shares    10.25      10.22     10.16    +0.89      +0.29      +4.65(54)  +1.24(17)    3.02
------------------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.055 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.354 per share ordinary income dividends and $0.055 per share capital gains distributions.
(3) Percent change includes reinvestment of $0.087 per share ordinary income dividends and $0.055 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.317 per share ordinary income dividends and $0.055 per share capital gains distributions.
(5) Percent change includes reinvestment of $0.078 per share ordinary income dividends and $0.055 per share capital gains distributions.
(6) Percent change includes reinvestment of $0.333 per share ordinary income dividends and $0.055 per share capital gains distributions.
(7) Percent change includes reinvestment of $0.080 per share ordinary income dividends and $0.055 per share capital gains distributions.
(8) Percent change includes reinvestment of $0.344 per share ordinary income dividends and $0.055 per share capital gains distributions.
(9) Percent change includes reinvestment of $0.085 per share ordinary income dividends and $0.055 per share capital gains distributions.
(10) Percent change includes reinvestment of $0.388 per share ordinary income dividends.
(11) Percent change includes reinvestment of $0.099 per share ordinary income dividends.
(12) Percent change includes reinvestment of $0.352 per share ordinary income dividends.
(13) Percent change includes reinvestment of $0.090 per share ordinary income dividends.
(14) Percent change includes reinvestment of $0.370 per share ordinary income dividends.
(15) Percent change includes reinvestment of $0.094 per share ordinary income dividends.
(16) Percent change includes reinvestment of $0.378 per share ordinary income dividends.
(17) Percent change includes reinvestment of $0.096 per share ordinary income dividends.
(18) Percent change includes reinvestment of $0.394 per share ordinary income dividends.
(19) Percent change includes reinvestment of $0.358 per share ordinary income dividends.
(20) Percent change includes reinvestment of $0.087 per share ordinary income dividends.
(21) Percent change includes reinvestment of $0.361 per share ordinary income dividends.
(22) Percent change includes reinvestment of $0.078 per share ordinary income dividends.
(23) Percent change includes reinvestment of $0.383 per share ordinary income dividends.
(24) Percent change includes reinvestment of $0.396 per share ordinary income dividends.
(25) Percent change includes reinvestment of $0.097 per share ordinary income dividends.
(26) Percent change includes reinvestment of $0.360 per share ordinary income dividends.
(27) Percent change includes reinvestment of $0.088 per share ordinary income dividends.
(28) Percent change includes reinvestment of $0.380 per share ordinary income dividends.
(29) Percent change includes reinvestment of $0.093 per share ordinary income dividends.
(30) Percent change includes reinvestment of $0.386 per share ordinary income dividends.
(31) Percent change includes reinvestment of $0.095 per share ordinary income dividends.
(32) Percent change includes reinvestment of $0.100 per share ordinary income dividends.
(33) Percent change includes reinvestment of $0.359 per share ordinary income dividends.
(34) Percent change includes reinvestment of $0.091 per share ordinary income dividends.
(35) Percent change includes reinvestment of $0.357 per share ordinary income dividends.
(36) Percent change includes reinvestment of $0.367 per share ordinary income dividends.
(37) Percent change includes reinvestment of $0.092 per share ordinary income dividends.
(38) Percent change includes reinvestment of $0.331 per share ordinary income dividends.
(39) Percent change includes reinvestment of $0.083 per share ordinary income dividends.
(40) Percent change includes reinvestment of $0.313 per share ordinary income dividends.
(41) Percent change includes reinvestment of $0.075 per share ordinary income dividends.
(42) Percent change includes reinvestment of $0.427 per share ordinary income dividends.
(43) Percent change includes reinvestment of $0.105 per share ordinary income dividends.
(44) Percent change includes reinvestment of $0.391 per share ordinary income dividends.
(45) Percent change includes reinvestment of $0.409 per share ordinary income dividends.
(46) Percent change includes reinvestment of $0.101 per share ordinary income dividends.
(47) Percent change includes reinvestment of $0.417 per share ordinary income dividends.
(48) Percent change includes reinvestment of $0.103 per share ordinary income dividends.
(49) Percent change includes reinvestment of $0.384 per share ordinary income dividends.
(50) Percent change includes reinvestment of $0.098 per share ordinary income dividends.
(51) Percent change includes reinvestment of $0.347 per share ordinary income dividends.
(52) Percent change includes reinvestment of $0.089 per share ordinary income dividends.
(53) Percent change includes reinvestment of $0.348 per share ordinary income dividends.
(54) Percent change includes reinvestment of $0.374 per share ordinary income dividends.


                                    10 & 11

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

SCHEDULE OF INVESTMENTS                                           (in Thousands)

Arizona Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
Arizona--96.7%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
A1+     VMIG1+   $  100   Arizona Health Facilities Authority Revenue Bonds (Arizona Voluntary Hospital Federation),
                           VRDN, Series B, 3.55% due 10/01/2015 (a)(b)                                                      $   100
AAA     Aaa         200   Arizona State Transportation Board, Excise Tax Revenue Bonds (Maricopa County Regional
                           Area Road), Series A, 5.75% due 7/01/2004 (b)                                                        218
AAA     Aaa         100   Arizona Water Infrastructure, Finance Authority Revenue Bonds (Water Quality Financial
                           Assistance), Series A, 4.50% due 7/01/2003 (d)                                                       102
AA-     A1          200   Central Arizona Water Conservation District, Contract Revenue Bonds (Central Arizona Project),
                           Series B, 6.50% due 5/01/2001 (e)                                                                    219
NR*     VMIG1+      120   Chandler, Arizona, IDA, IDR, Refunding (SMP II, LP), VRDN, 3.55% due 12/01/2015 (a)                   120
SP1+    NR*         150   Coconino County, Arizona, Unified School District No. 001--Flagstaff, TAN, Series A, 4.40% due
                           6/30/1998                                                                                            151
NR*     P1          100   Maricopa County, Arizona, Pollution Control Corporation, PCR (El Paso Electric Company Project),
                           VRDN, Series A, 3.55% due 7/01/2014 (a)                                                              100
A1+     P1          100   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Arizona Public Service
                           Company), VRDN, Series B, 3.65% due 5/01/2029 (a)                                                    100
AAA     Aaa         480   Phoenix, Arizona, Airport Revenue Refunding Bonds, AMT, Series C, 5.70% due 7/01/2003 (d)             515
AA-     Aa          200   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Bonds, Junior Lien, 5%
                           due 7/01/2006                                                                                        210
AA+     Aa1         250   Phoenix, Arizona, Refunding, UT, 5.70% due 7/01/1999                                                  257
A1+     NR*         100   Pima County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Eastside Place Apartments),
                           VRDN, 3.55% due 5/01/2027 (a)                                                                        100
A+      Aa          200   Pima County, Arizona, Refunding, Series A, 5.60% due 7/01/1999                                        205
AAA     Aaa         200   Pima County, Arizona, Sewer Revenue Bonds, 6.20% due 7/01/2002 (b)(e)                                 219
A1+     VMIG1+      100   Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Memorial Health System), VRDN,
                           Series B, 3.50% due 9/01/2022 (a)(b)                                                                 100
A+      A1          150   Tucson, Arizona, Street and Highway User Revenue Refunding Bonds, 5.90% due 7/01/2003                 164
A1+     NR*         100   Yavapai County, Arizona, IDA, IDR (Citizens Utilities), AMT, 3.40% due 2/02/1998                      100
A1+     NR*         100   Yuma, Arizona, IDA, M/F Housing Revenue Bonds (El Encanto Apartments), VRDN, Series A, 3.45%
                           due 11/01/2008 (a)                                                                                   100
AAA     Aaa         200   Yuma County, Arizona, Jail District Revenue Bonds, 4.30% due 7/01/1999 (b)                            202
====================================================================================================================================
Total Investments (Cost--$3,185)--96.7%                                                                                       3,282
Other Assets Less Liabilities--3.3%                                                                                             113
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $ 3,395
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) AMBAC Insured.
(c) FGIC Insured.
(d) MBIA Insured.
(e) Prerefunded.
*   Not Rated.
+   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.



California Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
California--97.8%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
NR*      A1      $  500   California Educational Facilities Authority, Revenue Refunding Bonds (Loyola Marymount
                           University), 5.70% due 10/01/2002                                                                $   536
AAA     Aaa         500   California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic Healthcare
                           West), Series A, 5.30% due 7/01/2003 (c)                                                             530
A1+     NR*         600   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric
                           Company), VRDN, Series C, 3.60% due 11/01/2026 (a)                                                   600
                          California State, GO, UT:
A+      A1          750    6.75% due 10/01/2003                                                                                 852
AAA     Aaa         750    6.35% due 11/01/2004 (b)                                                                             849
AA      Aaa         500   California State Department of Water Resources, Water System Revenue Bonds (Central Valley
                           Project), Series I, 6.95% due 6/01/2000 (d)                                                          542
                          California State Public Works Board, Lease Revenue Bonds, Series A (d):
AAA     Aaa         600    (Department of Corrections--State Prison/Central California Women's Facility, Madera County),
                           7% due 9/01/2000 (d)                                                                                 658
AAA     Aaa         500    (Various University of California Projects), 6.40% due 12/01/2002 (c)                                562
AAA     Aaa         500   California Statewide Communities Development Authority, Lease Revenue Refunding Bonds
                           (Oakland Convention Centers Project), 5.70% due 10/01/2002 (c)                                       536
A+      NR*         700   East Bay, California, Municipal Utility District, Water System Revenue Bonds, Sub-Series, 7.40%
                           due 6/01/2000 (d)                                                                                    768
AAA     Aaa         200   Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds, Series A, 6%
                           due 5/15/2005 (b)                                                                                    222
A+      Aa3         650   Los Angeles, California, Department of Water and Power, Electric Plant Revenue Bonds, 6%
                           due 4/01/2002                                                                                        699
                          Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B:
AA      Aa3         275    6% due 8/01/2000                                                                                     289
AA      Aa3         295    6% due 8/01/2001                                                                                     314
AA      Aa3         500    6% due 8/01/2004                                                                                     544
AAA     Aaa         400   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Bonds
                           (Proposition C--Second Senior), Series B, 8% due 7/01/2003 (c)                                       476
AA-     Aa1       1,000   Los Angeles County, California, Public Works Financing Authority, Revenue Refunding Bonds
                           (Capital Construction), 4.80% due 3/01/2004                                                        1,031
AAA     Aaa         450   Riverside, California, Sewer Revenue Refunding Bonds, 7% due 8/01/2006 (b)                            536
AAA     Aaa         700   San Francisco, California, City and County Sewer Revenue Bonds, Series A, 5.375%
                           due 10/01/1999 (b)                                                                                   720
AAA     Aaa         500   Santa Clara County, California, Financing Authority, Lease Revenue Bonds (VMC Facility
                           Replacement Project), Series A, 5.80% due 11/15/2000 (c)                                             526
SP1+    MIG1+       600   Santa Clara County, California, TRAN, 4.75% due 10/01/1998                                            604
AAA     Aaa         500   University of California, Revenue Refunding Bonds (Multi-Purpose Projects), Series C, 10%
                           due 9/01/2001 (c)                                                                                    599
====================================================================================================================================
Total Investments (Cost--$12,274)--97.8%                                                                                     12,993
Other Assets Less Liabilities--2.2%                                                                                             293
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $13,286
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) FGIC Insured.
(c) AMBAC Insured.
(d) Prerefunded.
*   Not Rated.
+   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.


Portfolio
Abbreviations

To simplify the listings of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
TAN     Tax Anticipation Notes
TRAN    Tax Revenue Anticipation Notes
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes


                                    12 & 13

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)


Florida Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
Florida--92.7%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
NR*     Aaa      $1,000   Bay County, Florida, Hospital System, Revenue Refunding Bonds (Bay Medical Center Project), 8%
                           due 10/01/2004 (f)                                                                               $ 1,233
AAA     Aaa       1,000   Broward County, Florida, School District, UT, 7.125% due 2/15/1999 (f)                              1,055
AAA     Aaa         300   Dade County, Florida, Aviation Revenue Refunding Bonds, Series A, 5.60% due 10/01/2004 (b)            325
A1+     VMIG1+      100   Dade County, Florida, IDA, IDR (Dolphins Stadium Project), VRDN, Series D, 3.60% due
                           1/01/2016 (a)                                                                                        100
AAA     Aaa       1,000   Dade County, Florida, UT, Series I, 6.90% due 7/01/2003 (b)                                         1,134
AAA     Aaa         985   Dunedin, Florida, Hospital Revenue Bonds (Mease Health Care), 6.75% due 11/15/2001 (d)(f)           1,097
A-1     NR*         400   Escambia County, Florida, PCR, Refunding, VRDN (Gulf Power Company Project), 3.70% due
                           7/01/2022 (a)                                                                                        400
                          Florida State Board of Education, Capital Outlay (Public Education):
AAA     Aaa       1,000    Refunding, Series A, 7.25% due 6/01/2000 (f)                                                       1,093
AA+     Aa2         850    Refunding, Series A, 5.50% due 6/01/2001                                                             890
AA+     Aa2       1,000    Series B, 5.625% due 6/01/2005                                                                     1,088
                          Florida State Division, Bond Finance
                           Department, General Services Revenue
                           Bonds (Department of Natural
                           Resources), Series A:
AAA     Aaa       1,900    (Preservation 2000), 6.40% due 7/01/2002 (b)                                                       2,076
AAA     Aaa       1,730    Refunding (Save Our Coast), Series A, 6.30% due 7/01/2004 (d)                                      1,864
A       A3          100   Hillsborough County, Florida, Capital Improvement Revenue Bonds (County Center Project),
                           Second Series, 6.75% due 7/01/2002 (f)                                                               112
                          Jacksonville, Florida, Electric Authority, Revenue Refunding Bonds (Saint John's River), Issue 2:
AA      Aa1       1,000    Series 6-C, 6.50% due 10/01/2001                                                                   1,076
AA      Aa1       1,000    (Special Obligation), Series 6-B, 6.65% due 10/01/2002                                             1,079
AAA     Aaa       1,000   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Charity Obligation
                           Group), Series A, 5.50% due 8/15/2006 (d)                                                          1,085
AAA     Aaa       1,000   North Miami, Florida, Health Facilities Authority, Health Facility Revenue Bonds (Bon Secours
                           Health System Project), 6% due 8/15/2002 (e)(f)                                                    1,097
AAA     Aaa       1,000   Orange County, Florida, Tourist Development Tax Revenue Refunding Bonds, 6% due 10/01/2005 (d)      1,115
AA-     Aaa       1,000   Orlando, Florida, Utilities Commission, Water and Electric Revenue Bonds, Series A, 6.50%
                           due 10/01/2001 (f)                                                                                 1,103
AAA     Aaa       1,000   Palm Bay, Florida, Utility Revenue Bonds (Palm Bay Utility Corporation Project), Series B, 6.20%
                           due 10/01/2002 (d)(f)                                                                              1,109
A1+     VMIG1+      400   Saint Lucie County, Florida, PCR, Refunding (Florida Power and Light Company Project), VRDN,
                           3.65% due 1/01/2026 (a)                                                                              400
AAA     Aaa         935   Saint Lucie County, Florida, School Board, COP, Series A, 7.25% due 7/01/2000 (b)(f)                1,025
AAA     Aaa       1,000   Tampa, Florida, Water and Sewer Revenue Bonds, Series A, 6% due 10/01/2002 (c)(f)                   1,092

====================================================================================================================================
Puerto Rico--4.3%
A       Baa1      1,000   Puerto Rico Commonwealth, Refunding, Improvement Bonds, UT, 5.30% due 7/01/2004                     1,056
====================================================================================================================================
Total Investments (Cost--$22,997)--97.0%                                                                                     23,704
Other Assets Less Liabilities--3.0%                                                                                             736
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $24,440
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) AMBAC Insured.
(c) FGIC Insured.
(d) MBIA Insured.
(e) FSA Insured.
(f) Prerefunded.
*   Not Rated.
+   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.


Massachusetts Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
Massachusetts--90.9%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
NR*     A1       $  285   Boston, Massachusetts, Economic Development and Industrial Corporation, Public Parking Facility,
                           Series 1990, 5% due 7/01/2000                                                                    $   290
AAA     Aaa         200   Chelsea, Massachusetts, School Project Loan Act of 1948, UT, 6% due 6/15/2002 (a)                     215
AAA     Aaa         215   Fall River, Massachusetts, GO, 6.30% due 6/01/1998 (c)                                                217
NR*     Aa3         225   Framingham, Massachusetts, GO, 4.50% due 7/15/2005 (e)                                                230
AAA     Aaa         200   Lynn, Massachusetts, Water and Sewer Commission, Refunding, 4.95% due 12/01/2002 (d)                  208
AA-     A1          100   Massachusetts Bay Transportation Authority, Massachusetts General Transportation System,
                           Series A, 4.90% due 3/01/2004                                                                        104
AAA     Aaa         215   Massachusetts Education Loan Authority, Education Loan Revenue Refunding Bonds, AMT, Issue E,
                           Series B, 5.50% due 7/01/2001 (a)                                                                    225
AA-     A1          750   Massachusetts State, GO, Refunding, Series B, 6.25% due 8/01/2001                                     805
AAA     Aaa         200   Massachusetts State Health and Educational Facilities Authority, Revenue, Refunding Bonds (Baystate
                           Medical Center), Series D, 4.60% due 7/01/2002 (d)                                                   204
AAA     Aaa         200   Massachusetts State Individual Finance Agency, Revenue Refunding Bonds (Worcester Polytechnic),
                           Series II, 4.50% due 9/01/2002 (c)                                                                   204
AA      Aa3         300   Massachusetts State Special Obligation Revenue Bonds (Highway Improvement Loan), Series A, 5.90%
                           due 6/01/2001                                                                                        318
AAA     Aaa         250   Massachusetts State Water Resource Authority, Series A, 6.75% due 7/15/2002 (b)                       282
NR*     Aaa         150   Nantucket, Massachusetts, GO, Refunding, 5.75% due 7/15/2005 (c)                                      164
NR*     A1          200   New England Education Loan Marketing Corporation, Massachusetts, Student Loan Revenue Bonds, AMT,
                           Sub-Issue F, 6.60% due 9/01/2002                                                                     216
AA      Aa1         100   Peabody, Massachusetts, GO, Series A, 4.50% due 8/01/2000                                             102
====================================================================================================================================
Puerto Rico--6.6%
A       Baa1        250   Puerto Rico Public Buildings Authority, Guaranteed Public Education and Health Facilities,
                           Refunding, Series K, 6.60% due 7/01/2004                                                             275
====================================================================================================================================
Total Investments (Cost--$3,902)--97.5%                                                                                       4,059
Other Assets Less Liabilities--2.5%                                                                                             103
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $ 4,162
                                                                                                                            =======
====================================================================================================================================

(a) AMBAC Insured.
(b) Prerefunded.
(c) MBIA Insured.
(d) FGIC Insured.
(e) Bank Qualified.
*   Not Rated.

See Notes to Financial Statements.


                                    14 & 15

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)


Michigan Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
Michigan--91.6%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
AAA     Aaa      $  200   Anchor Bay, Michigan, School District, UT, 6.30% due 5/01/2004 (c)                                $   223
AA+     Aa2         110   Ann Arbor, Michigan, School District, Public Schools, Refunding, UT, 4.75% due 5/01/2000              112
AAA     Aaa         105   Chelsea, Michigan, School District, UT, 6.75% due 5/01/2002 (b)                                       116
AAA     Aaa         250   Dearborn, Michigan, Economic Development Corporation, Hospital Revenue Bonds (Oakwood Obligated
                           Group), Series A, 6.95% due 8/15/2001 (c)(d)                                                         278
AAA     Aaa         200   Detroit, Michigan, Refunding (Distributable State Aid), UT, 5.70% due 5/01/2001 (a)                   210
AAA     Aaa         250   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.20% due 7/01/2002 (b)(d)           276
AAA     Aaa         200   Eastern Michigan University, General Revenue Refunding Bonds, 5.40% due 6/01/1998 (a)                 201
                          Michigan Municipal Bond Authority Revenue Bonds:
AAA     Aaa         200    (Local Government Loan Program), Series C, 5.50% due 5/01/2003 (c)                                   213
AA+     Aa2         450    Refunding (Local Government--Qualified School), Series A, 6% due 5/01/2001                           477
AA+     Aa1         200    (State Revolving Fund), 7% due 10/01/2004 (e)                                                        232
AA      A1          200   Michigan State Building Authority, Revenue Refunding Bonds, Series I, 6.40% due 10/01/2004            219
AA-     A1          200   Michigan State Comprehensive Transportation, Revenue Refunding Bonds, Series B, 5.625% due
                           5/15/2003                                                                                            214
NR*     Aaa         100   Michigan State Hospital Finance Authority Revenue Bonds (McLaren Obligated Group), Series A, 7.50%
                           due 9/15/2001 (d)                                                                                    113
AA+     Aa2         200   Michigan State Recreation Program, GO, 6% due 11/01/2004                                              219
AAA     Aaa         160   Michigan State Underground Storage Tank Financial Assurance Authority, Revenue Refunding Bonds,
                           Series I, 6% due 5/01/2004 (a)                                                                       176
AAA     Aaa         175   Saint John's Michigan Public Schools, UT, 6.50% due 5/01/2006 (b)                                     201
====================================================================================================================================
Puerto Rico--5.9%
AAA     Aaa         200   Puerto Rico Public Buildings Authority, Guaranteed Public Education and Health Facilities,
                           Series L, 6.875% due 7/01/2002 (d)                                                                   226
====================================================================================================================================
Total Investments (Cost--$3,537)--97.5%                                                                                       3,706
Other Assets Less Liabilities--2.5%                                                                                              96
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $ 3,802
                                                                                                                            =======
====================================================================================================================================

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   MBIA Insured.
(d)   Prerefunded.
(e)   Escrowed to maturity.
*     Not rated.

See Notes to Financial Statements.



New Jersey Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
New Jersey--96.9%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
NR*     Aaa      $  300   Bergen County, New Jersey, General Improvement Bonds, UT, 5.20% due 10/01/1999                    $   307
AAA     Aaa         600   Elizabeth, New Jersey, General Improvement and Sewer Utility, Refunding, GO, UT, 6% due
                           8/15/2004 (b)                                                                                        661
SP1+    VMIG1+      300   Mercer County, New Jersey, Improvement Authority Revenue Bonds, VRDN, 3.25% due 11/01/1998 (a)        300
AA+     Aaa         400   Monmouth County, New Jersey, General Improvement Bonds, GO, UT, 6.625% due 8/01/2000                  414
AAA     Aaa         300   Morris County, New Jersey, General Improvement Bonds, GO, UT, 4.625% due 8/15/2003                    309
AAA     Aaa       1,000   New Jersey EDA, Market Transition Facility Revenue Bonds, Senior Lien, Series A, 7% due
                           7/01/2004 (c)                                                                                      1,151
A1+     VMIG1+      300   New Jersey Sports and Exposition Authority Revenue Bonds (State Contract), VRDN, Series C, 3.35%
                           due 9/01/2024 (a)(c)                                                                                 300
AAA     Aaa         300   New Jersey State Educational Facilities Authority Revenue Bonds (Princeton University), Series E,
                           4.05% due 7/01/2000                                                                                  302
NR*     Aaa         200   New Jersey State Transportation Trust Fund Authority (Transportation System), Series A, 5.40%
                           due 12/15/2002 (d)                                                                                   212
NR*     Aa2         400   Ocean County, New Jersey, Utilities Authority, Wastewater Revenue Bonds, Series A, 6.125% due
                           1/01/2003                                                                                            436
AAA     Aaa         125   Somerset County, New Jersey, GO, UT, 5.875% due 12/01/2001                                            134
AA+     Aaa         340   Union County, New Jersey, Refunding, GO, UT, 5.875% due 3/01/1999                                     348
====================================================================================================================================
Total Investments (Cost--$4,675)--96.9%                                                                                       4,874
Other Assets Less Liabilities--3.1%                                                                                             154
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $ 5,028
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) AMBAC Insured.
(c) MBIA Insured.
(d) Escrowed to maturity.
*   Not Rated.
+   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.


                                    16 & 17

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)


New York Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
New York--99.0%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
AAA     Aaa      $  750   Erie County, New York, Public Improvement Bonds, UT, Series A, 5.50% due 8/15/2007 (c)            $   816
AAA     Aaa         600   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series A,
                           6.50% due 7/01/2004 (b)(e)                                                                           686
                          Nassau County, New York, General Improvement Bonds, UT (c):
AAA     Aaa         400    Series O, 5.625% due 8/01/2004                                                                       433
AAA     Aaa         700    Series Q, 5.10% due 8/01/2003                                                                        735
AAA     Aaa         750   New York City, New York, IDA, Civic Facilities Revenue Bonds (USTA National Tennis Center
                           Project), 6% due 11/15/2003 (d)                                                                      824
NR*     Aa2         800   New York City, New York, Municipal Assistance Corporation, Series 68, 7.10% due 7/01/1999 (b)         852
                          New York City, New York, UT, Series A:
BBB+    Baa1        550    6% due 8/01/2000                                                                                     574
BBB+    Baa1         60    6% due 8/01/2000 (g)                                                                                  63
                          New York State Dormitory Authority Revenue Bonds:
AAA     Aaa         500    (College and University Education Loans), AMT, 6.30% due 7/01/2002 (e)                               546
AA      Aa          700    Refunding (Cornell University), 5% due 7/01/2005                                                     737
A-      Aa2         400   New York State Environmental Facilities Corporation, PCR, State Water Revolving Fund (New York
                           City Municipal Water Finance Authority Project), Series E, 5.60% due 6/15/1999                       410
A       A2          600   New York State Environmental Quality, GO, 6% due 12/01/2004                                           663
A       A2          505   New York State, GO, 6% due 7/15/2006                                                                  563
AAA     Aaa         605   New York State, HFA, Special Obligation Health Facilities, Series A, 6.90% due 5/01/2004 (g)          694
                          New York State Local Government Assistance Corporation (b):
A+      Aaa         625    Series A, 7% due 4/01/2001                                                                           692
AAA     Aaa         600    Series D, 7% due 4/01/2002                                                                           678
                          New York State Medical Care Facilities Finance Agency, Revenue Bonds, Series A:
AAA     Aaa         725    (Mental Health Services Facilities), 7.75% due 2/15/2001 (b)                                         815
AA      Aa          645    (Security Mortgage Program, Adult Day Care), 6% due 11/15/2003 (f)                                   703
AAA     Aaa         500   New York State Urban Development Corporation Revenue Bonds (Correctional Capital Facilities),
                           Series 5, 6% due 1/01/2004 (h)                                                                       547
AAA     Aaa         760   Port Authority of New York and New Jersey, Refunding, AMT, UT, Consolidated 97th Series, 7.10%
                           due 7/15/2003 (c)                                                                                    866
A1+     VMIG1+      600   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Multi-Modal Syracuse University Project),
                           VRDN, 3.50% due 3/01/2023 (a)                                                                        600
                          Triborough Bridge and Tunnel Authority, New York, Revenue Bonds:
A+      Aa3         340    Series R, 6.90% due 1/01/2000                                                                        359
A1+     VMIG1+      200    Special Obligation, VRDN, 3.45% due 1/01/2024 (a)(c)                                                 200
====================================================================================================================================
Total Investments (Cost--$13,496)--99.0%                                                                                     14,056
Other Assets Less Liabilities--1.0%                                                                                             143
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $14,199
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) Prerefunded.
(c) FGIC Insured.
(d) FSA Insured.
(e) MBIA Insured.
(f) SONYMA Insured.
(g) Escrowed to maturity.
(h) AMBAC Insured.
*   Not Rated.
+   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.



Pennsylvania Limited Maturity Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

STATE
====================================================================================================================================
Pennsylvania--70.2%

S&P     Moody's   Face                                                                                                       Value
Ratings Ratings  Amount   Issue                                                                                            (Note 1a)
====================================================================================================================================
AAA     Aaa      $  300   Beaver County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Medical Center of
                           Beaver County, Inc.), 5.70% due 7/01/1999 (c)                                                    $   308
AA      Aa2       1,000   Bucks County, Pennsylvania, UT, Series A, 5.95% due 3/01/2000                                       1,042
NR*     Aa3         155   Central Bucks, Pennsylvania, School District, UT, 4.50% due 5/15/1999                                 157
A-      NR*         650   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue
                           Bonds (Children's Seashore House), Series B, 7% due 8/15/2003                                        726
A1+     NR*         100   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds (Northeastern
                           Power), AMT, Series B, 3.75% due 12/01/2022 (a)                                                      100
AAA     Aaa         300   Union County, Pennsylvania, Higher Educational Facilities Financing Authority, Revenue Refunding
                           Bonds (Bucknell University), 6% due 4/01/2002 (b)                                                    322
A       Aaa         325   Washington County, Pennsylvania, Lease Authority, Municipal Facility Pooled Capital Revenue Bonds
                           (Shadyside Hospital Project), Series C, Sub-Series C1-A, 7.45% due 6/15/2000 (c)(d)(e)               360
====================================================================================================================================
Puerto Rico--25.0%
A-      Baa1      1,000   Puerto Rico Municipal Finance Agency, GO, UT, Series A, 5.80% due 7/01/2004                         1,074
====================================================================================================================================
Total Investments (Cost--$3,923)--95.2%                                                                                       4,089
Other Assets Less Liabilities--4.8%                                                                                             204
                                                                                                                            -------
Net Assets--100.0%                                                                                                          $ 4,293
                                                                                                                            =======
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) MBIA Insured.
(c) AMBAC Insured.
(d) Escrowed to maturity.
(e) Prerefunded.
*   Not Rated.

See Notes to Financial Statements.


                                    18 & 19

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

STATEMENTS OF ASSETS AND  LIABILITIES

                                                                          Arizona       California      Florida      Massachusetts
                                                                          Limited        Limited        Limited         Limited
               As of January 31, 1998                                     Maturity       Maturity       Maturity       Maturity
==================================================================================================================================
Assets:        Investments, at value* (Note 1a) ......................  $  3,281,845   $ 12,992,596   $ 23,703,806   $  4,058,558
               Cash ..................................................        92,285         84,683        490,648         61,130
               Receivables:
                 Interest ............................................        19,314        235,767        343,957         51,816
                 Investment adviser (Note 2) .........................        16,784             --             --         23,307
                 Beneficial interest sold ............................            --         10,680             --             --
               Deferred organization expenses (Note 1e) ..............            --          4,810         15,985          2,615
               Prepaid registration fees and other assets (Note 1e) ..        11,380            336         10,720          7,698
                                                                        ------------   ------------   ------------   ------------
               Total assets ..........................................     3,421,608     13,328,872     24,565,116      4,205,124
                                                                        ------------   ------------   ------------   ------------
=================================================================================================================================
Liabilities:   Payables:
                 Beneficial interest redeemed ........................            --             --         53,320             --
                 Dividends to shareholders (Note 1f) .................         1,779          7,941         14,747          2,516
                 Distributor (Note 2) ................................           724          2,248          3,852            796
                 Investment adviser (Note 2) .........................            --          1,687          7,474             --
               Accrued expenses and other liabilities ................        24,287         30,855         45,741         39,637
                                                                        ------------   ------------   ------------   ------------
               Total liabilities .....................................        26,790         42,731        125,134         42,949
                                                                        ------------   ------------   ------------   ------------
=================================================================================================================================
Net Assets:    Net assets ............................................  $  3,394,818   $ 13,286,141   $ 24,439,982   $  4,162,175
                                                                        ============   ============   ============   ============
=================================================================================================================================
Net Assets     Class A Shares of beneficial interest, $.10 par value,
Consist of:      unlimited shares authorized .........................  $      6,292   $     30,242   $     65,451   $     11,608
               Class B Shares of beneficial interest, $.10 par value,
                 unlimited shares authorized .........................        22,550         63,955        100,090         25,063
               Class C Shares of beneficial interest, $.10 par value,
                 unlimited shares authorized .........................            12            695             13            727
               Class D Shares of beneficial interest, $.10 par value,
                 unlimited shares authorized .........................         4,599         35,125         77,188          3,932
               Paid-in capital in excess of par ......................     3,266,413     12,867,110     24,200,168      4,244,464
               Accumulated realized capital losses on investments--net
                (Note 5) .............................................        (2,244)      (429,949)      (709,355)      (280,054)
               Unrealized appreciation on investments--net ...........        97,196        718,963        706,427        156,435
                                                                        ------------   ------------   ------------   ------------
               Net assets ............................................  $  3,394,818   $ 13,286,141   $ 24,439,982   $  4,162,175
                                                                        ============   ============   ============   ============
=================================================================================================================================
Net Asset
Value:         Class A: Net assets ...................................  $    638,486   $  3,090,547   $  6,591,112   $  1,168,877
                                                                        ============   ============   ============   ============
                        Shares outstanding ...........................        62,916        302,424        654,510        116,080
                                                                        ============   ============   ============   ============
                        Net asset value ..............................  $      10.15   $      10.22   $      10.07   $      10.07
                                                                        ============   ============   ============   ============
               Class B: Net assets ...................................  $  2,288,198   $  6,534,291   $ 10,078,264   $  2,524,231
                                                                        ============   ============   ============   ============
                        Shares outstanding ...........................       225,499        639,547      1,000,897        250,631
                                                                        ============   ============   ============   ============
                        Net asset value ..............................  $      10.15   $      10.22   $      10.07   $      10.07
                                                                        ============   ============   ============   ============
               Class C: Net assets ...................................  $      1,261   $     71,065   $      1,240   $     73,185
                                                                        ============   ============   ============   ============
                        Shares outstanding ...........................           124          6,955            124          7,271
                                                                        ============   ============   ============   ============
                        Net asset value ..............................  $      10.17   $      10.22   $      10.00   $      10.07
                                                                        ============   ============   ============   ============
               Class D: Net assets ...................................  $    466,873   $  3,590,238   $  7,769,366   $    395,882
                                                                        ============   ============   ============   ============
                        Shares outstanding ...........................        45,986        351,256        771,882         39,320
                                                                        ============   ============   ============   ============
                        Net asset value ..............................  $      10.15   $      10.22   $      10.07   $      10.07
                                                                        ============   ============   ============   ============
=================================================================================================================================
               * Identified cost .....................................  $  3,184,649   $ 12,273,633   $ 22,997,379   $  3,902,123
                                                                        ============   ============   ============   ============

================================================================================================================================
                                                                         Michigan      New Jersey      New York     Pennsylvania
                                                                          Limited        Limited        Limited        Limited
              As of January 31, 1998                                     Maturity       Maturity       Maturity       Maturity
================================================================================================================================
Assets:       Investments, at value* (Note 1a) ......................  $  3,705,710   $  4,874,285   $ 14,055,993   $  4,089,493
              Cash ..................................................        56,634         82,982         33,535        143,463
              Receivables:
                Investment adviser (Note 2) .........................        17,781         14,915         11,057         21,444
                Interest ............................................        54,579         68,268        180,726         64,299
              Deferred organization expenses (Note 1e) ..............         2,302          3,758          4,123          3,516
              Prepaid registration fees and other assets (Note 1e) ..           243          7,803          7,384          5,266
                                                                       ------------   ------------   ------------   ------------
              Total assets ..........................................     3,837,249      5,052,011     14,292,818      4,327,481
                                                                       ------------   ------------   ------------   ------------
================================================================================================================================
Liabilities:  Payables:
                Beneficial interest redeemed ........................            --          1,525         51,203             --
                Distributor (Note 2) ................................           542          1,102          2,962          1,108
                Dividends to shareholders (Note 1f) .................         2,445          2,812          9,210          2,563
              Accrued expenses and other liabilities ................        31,825         18,528         30,314         30,843
                                                                       ------------   ------------   ------------   ------------
              Total liabilities .....................................        34,812         23,967         93,689         34,514
                                                                       ------------   ------------   ------------   ------------
================================================================================================================================
Net Assets:   Net assets ............................................  $  3,802,437   $  5,028,044   $ 14,199,129   $  4,292,967
                                                                       ============   ============   ============   ============
================================================================================================================================
Net Assets    Class A Shares of beneficial interest, $.10 par value,
Consist of:    unlimited shares authorized ..........................  $     11,491   $     11,386   $     18,538   $      5,214
              Class B Shares of beneficial interest, $.10 par value,
               unlimited shares authorized ..........................        14,016         35,304         84,117         34,811
              Class C Shares of beneficial interest, $.10 par value,
               unlimited shares authorized ..........................           116             12            578             13
              Class D Shares of beneficial interest, $.10 par value,
               unlimited shares authorized ..........................        11,981          2,680         35,184          1,869
              Paid-in capital in excess of par ......................     3,744,247      4,944,869     13,683,035      4,093,474
              Accumulated realized capital losses on investments--net
               (Note 5) .............................................      (146,529)      (165,451)      (182,028)        (8,443)
              Accumulated distributions in excess of realized gain on
               investments--net (Note 1f) ...........................        (1,779)            --             --             --
              Unrealized appreciation on investments--net ...........       168,894        199,244        559,705        166,029
                                                                       ------------   ------------   ------------   ------------
              Net assets ............................................  $  3,802,437   $  5,028,044   $ 14,199,129   $  4,292,967
                                                                       ============   ============   ============   ============
================================================================================================================================
Net Asset
Value:        Class A: Net assets ...................................  $  1,162,136   $  1,158,640   $  1,901,393   $    534,241
                                                                       ============   ============   ============   ============
                       Shares outstanding ...........................       114,905        113,854        185,378         52,143
                                                                       ============   ============   ============   ============
                       Net asset value ..............................  $      10.11   $      10.18   $      10.26   $      10.25
                                                                       ============   ============   ============   ============
              Class B: Net assets ...................................  $  1,417,631   $  3,595,378   $  8,628,299   $  3,565,981
                                                                       ============   ============   ============   ============
                       Shares outstanding ...........................       140,161        353,043        841,171        348,106
                                                                       ============   ============   ============   ============
                       Net asset value ..............................  $      10.11   $      10.18   $      10.26   $      10.24
                                                                       ============   ============   ============   ============
              Class C: Net assets ...................................  $     11,693   $      1,215   $     59,310   $      1,276
                                                                       ============   ============   ============   ============
                       Shares outstanding ...........................         1,156            124          5,783            124
                                                                       ============   ============   ============   ============
                       Net asset value ..............................  $      10.12   $       9.80   $      10.26   $      10.29
                                                                       ============   ============   ============   ============
              Class D: Net assets ...................................  $  1,210,977   $    272,811   $  3,610,127   $    191,469
                                                                       ============   ============   ============   ============
                       Shares outstanding ...........................       119,812         26,797        351,833         18,686
                                                                       ============   ============   ============   ============
                       Net asset value ..............................  $      10.11   $      10.18   $      10.26   $      10.25
                                                                       ============   ============   ============   ============
================================================================================================================================
              * Identified cost .....................................  $  3,536,816   $  4,675,041   $ 13,496,288   $  3,923,464
                                                                       ============   ============   ============   ============
================================================================================================================================

              See Notes to Financial Statements.


                                    20 & 21

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

STATEMENTS OF OPERATIONS

                                                                          Arizona       California      Florida      Massachusetts
                                                                          Limited        Limited        Limited         Limited
               For the Six Months Ended January 31, 1998                  Maturity       Maturity       Maturity       Maturity
==================================================================================================================================
Investment     Interest and amortization of premium and
Income          discount earned ......................................  $     76,155   $    337,669   $    609,297   $    111,390
(Note 1d):                                                              ------------   ------------   ------------   ------------
==================================================================================================================================
Expenses:      Accounting services (Note 2) ..........................        15,578         16,931         32,146         26,376
               Investment advisory fees (Note 2) .....................         6,054         24,216         42,661          7,914
               Professional fees .....................................        17,081         17,064         13,003         15,639
               Registration fees (Note 1e) ...........................        11,307          6,343          7,606         15,035
               Account maintenance and distribution fees--
                Class B (Note 2) .....................................         3,966         11,811         19,685          4,685
               Printing and shareholder reports ......................         2,026          9,790         16,621          3,884
               Trustees' fees and expenses ...........................           968          4,109          6,676          1,360
               Amortization of organization expenses (Note 1e) .......            --          1,819          6,009            978
               Custodian fees ........................................         1,452          1,674          2,238          1,139
               Account maintenance fees--Class D (Note 2) ............           235          1,941          3,356            248
               Transfer agent fees--Class B (Note 2) .................           625          1,045          1,486            851
               Pricing fees ..........................................           903            549          1,362          1,162
               Transfer agent fees--Class A (Note 2) .................           162            388            651            326
               Transfer agent fees--Class D (Note 2) .................           110            479            681            126
               Account maintenance and distribution fees--
                Class C (Note 2) .....................................            25             53             24             60
               Transfer agent fees--Class C (Note 2) .................            13             16              8             28
               Other .................................................           902             --          1,784          1,405
                                                                        ------------   ------------   ------------   ------------
               Total expenses before reimbursement ...................        61,407         98,228        155,997         81,216
               Reimbursement of expenses (Note 2) ....................       (40,749)       (13,838)            --        (53,611)
                                                                        ------------   ------------   ------------   ------------

               Total expenses after reimbursement ....................        20,658         84,390        155,997         27,605
                                                                        ------------   ------------   ------------   ------------

               Investment income--net ................................        55,497        253,279        453,300         83,785
                                                                        ------------   ------------   ------------   ------------
==================================================================================================================================
Realized &     Realized gain on investments--net .....................            --         42,769         68,628         20,924
Unrealized on  Change in unrealized appreciation on
Gain (Loss)     investments--net .....................................        10,630        (45,600)       (70,852)       (10,706)
Investments                                                             ------------   ------------   ------------   ------------
--Net          Net Increase in Net Assets Resulting
(Notes 1b,      from Operations ......................................  $     66,127   $    250,448   $    451,076   $     94,003
1d & 3):                                                                ============   ============   ============   ============
==================================================================================================================================

                                                                           Michigan      New Jersey      New York     Pennsylvania
                                                                           Limited        Limited        Limited        Limited
                For the Six Months Ended January 31, 1998                  Maturity       Maturity       Maturity       Maturity
==================================================================================================================================
Investment      Interest and amortization of premium and
Income           discount earned ......................................  $    101,971   $    134,760   $    374,673   $    160,825
(Note 1d):                                                               ------------   ------------   ------------   ------------
==================================================================================================================================
Expenses:       Professional fees .....................................        15,826         16,823         17,081         27,808
                Accounting services (Note 2) ..........................        18,787         20,277         21,822         15,945
                Investment advisory fees (Note 2) .....................         7,254         10,471         27,076         11,772
                Registration fees (Note 1e) ...........................        11,005          6,997         12,603          7,462
                Account maintenance and distribution
                 fees--Class B (Note 2) ...............................         2,477          6,923         15,644          8,292
                Printing and shareholder reports ......................         3,074          4,258         10,459          8,607
                Trustees' fees and expenses ...........................         1,241          1,810          4,101          2,954
                Custodian fees ........................................         1,037          1,638          2,021          1,158
                Pricing fees ..........................................         1,502          1,146          2,003            742
                Amortization of organization expenses (Note 1e) .......           872          1,414          1,521          1,223
                Transfer agent fees--Class B (Note 2) .................           408          1,055          1,760          1,520
                Account maintenance fees--Class D (Note 2) ............           753            135          1,984            693
                Transfer agent fees--Class D (Note 2) .................           327             61            633            323
                Transfer agent fees--Class A (Note 2) .................           264            359            398            164
                Account maintenance and distribution
                 fees--Class C (Note 2) ...............................             6            109             48              5
                Transfer agent fees--Class C (Note 2) .................             6             35             19              7
                Other .................................................         1,385            453          1,309            262
                                                                         ------------   ------------   ------------   ------------
                Total expenses before reimbursement ...................        66,224         73,964        120,482         88,937
                Reimbursement of expenses (Note 2) ....................       (43,298)       (38,373)       (48,654)       (46,313)
                                                                         ------------   ------------   ------------   ------------
                Total expenses after reimbursement ....................        22,926         35,591         71,828         42,624
                                                                         ------------   ------------   ------------   ------------
                Investment income--net ................................        79,045         99,169        302,845        118,201
                                                                         ------------   ------------   ------------   ------------
==================================================================================================================================
Realized &
Unrealized      Realized gain on investments--net .....................         3,548          1,736         42,403         54,599
Gain (Loss) on  Change in unrealized appreciation on
Investments      investments--net .....................................         5,999         13,544         20,391        (50,879)
--Net                                                                    ------------   ------------   ------------   ------------
(Notes 1b,      Net Increase in Net Assets Resulting from Operations ..  $     88,592   $    114,449   $    365,639   $    121,921
1d & 3):                                                                 ============   ============   ============   ============
==================================================================================================================================

                See Notes to Financial Statements.


                                     22 & 23

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Arizona Limited Maturity     California Limited Maturity
                                                                         --------------------------    ---------------------------
                                                                          For the Six     For the      For the Six       For the
                                                                         Months Ended    Year Ended    Months Ended    Year Ended
                                                                          January 31,     July 31,      January 31,     July 31,
                        Increase (Decrease) in Net Assets:                   1998           1997           1998           1997
===================================================================================================================================
Operations:             Investment income--net ........................  $     55,497   $    128,430   $    253,279   $    513,497
                        Realized gain on investments--net .............            --         87,712         42,769         57,005
                        Change in unrealized appreciation on
                         investments--net .............................        10,630        (58,065)       (45,600)       206,716
                                                                         ------------   ------------   ------------   ------------

                        Net increase in net assets resulting
                         from operations ..............................        66,127        158,077        250,448        777,218
                                                                         ------------   ------------   ------------   ------------
===================================================================================================================================
Dividends &             Investment income--net:
Distributions
to                        Class A .....................................       (11,937)       (28,232)       (60,586)      (117,926)
Shareholders              Class B .....................................       (35,128)       (83,293)      (118,352)      (295,984)
(Note 1f):                Class C .....................................          (545)        (3,632)        (1,308)        (1,999)
                          Class D .....................................        (7,887)       (13,273)       (73,033)       (97,588)
                        Realized gain on investments--net:
                          Class A .....................................        (3,427)            --             --             --
                          Class B .....................................       (12,400)            --             --             --
                          Class C .....................................          (196)            --             --             --
                          Class D .....................................        (2,495)            --             --             --
                                                                         ------------   ------------   ------------   ------------

                        Net decrease in net assets resulting from
                         dividends and distributions to shareholders ..       (74,015)      (128,430)      (253,279)      (513,497)
                                                                         ------------   ------------   ------------   ------------
===================================================================================================================================
Beneficial Interest     Net increase (decrease) in net assets derived
Transactions (Note 4):   from beneficial interest transactions ........        45,311     (1,124,280)      (839,744)    (1,455,816)
                                                                         ------------   ------------   ------------   ------------
===================================================================================================================================
Net Assets:             Total increase (decrease) in net assets .......        37,423     (1,094,633)      (842,575)    (1,192,095)
                        Beginning of period ...........................     3,357,395      4,452,028     14,128,716     15,320,811
                                                                         ------------   ------------   ------------   ------------

                        End of period .................................  $  3,394,818   $  3,357,395   $ 13,286,141   $ 14,128,716
                                                                         ============   ============   ============   ============
===================================================================================================================================

                                                                          Florida Limited Maturity    Massachusetts Limited Maturity
                                                                         --------------------------   ------------------------------
                                                                          For the Six     For the      For the Six      For the
                                                                         Months Ended    Year Ended    Months Ended    Year Ended
                                                                          January 31,     July 31,      January 31,     July 31,
                        Increase (Decrease) in Net Assets:                   1998           1997           1998           1997
===================================================================================================================================
Operations:             Investment income--net ........................  $    453,300   $    980,347   $     83,785   $    234,283
                        Realized gain on investments--net .............        68,628        101,611         20,924         51,279
                        Change in unrealized appreciation on
                         investments--net .............................       (70,852)       180,208        (10,706)       (12,363)
                                                                         ------------   ------------   ------------   ------------
                        Net increase in net assets resulting
                         from operations ..............................       451,076      1,262,166         94,003        273,199
                                                                         ------------   ------------   ------------   ------------
===================================================================================================================================
Dividends to            Investment income--net:
Shareholders              Class A .....................................      (124,896)      (295,532)       (24,939)       (56,023)
(Note 1f):                Class B .....................................      (200,061)      (441,468)       (47,802)      (140,428)
                          Class C .....................................          (596)        (2,960)        (1,506)       (10,189)
                          Class D .....................................      (127,747)      (240,387)        (9,538)       (27,643)
                                                                         ------------   ------------   ------------   ------------
                        Net decrease in net assets resulting
                         from dividends to shareholders ...............      (453,300)      (980,347)       (83,785)      (234,283)
                                                                         ------------   ------------   ------------   ------------
===================================================================================================================================
Beneficial Interest     Net decrease in net assets derived
Transactions (Note 4):   from beneficial interest transactions ........    (1,187,670)    (2,674,028)      (983,794)    (2,299,335)
                                                                         ------------   ------------   ------------   ------------
===================================================================================================================================
Net Assets:             Total decrease in net assets ..................    (1,189,894)    (2,392,209)      (973,576)    (2,260,419)
                        Beginning of period ...........................    25,629,876     28,022,085      5,135,751      7,396,170
                                                                         ------------   ------------   ------------   ------------
                        End of period .................................  $ 24,439,982   $ 25,629,876   $  4,162,175   $  5,135,751
                                                                         ============   ============   ============   ============
===================================================================================================================================

                                                                         Michigan Limited Maturity     New Jersey Limited Maturity
                                                                         --------------------------   ------------------------------
                                                                           For the Six     For the      For the Six      For the
                                                                          Months Ended    Year Ended    Months Ended    Year Ended
                                                                           January 31,     July 31,      January 31,     July 31,
                        Increase (Decrease) in Net Assets:                    1998           1997           1998           1997
===================================================================================================================================
Operations:             Investment income--net .........................  $     79,045   $    160,801   $     99,169   $    261,170
                        Realized gain on investments--net ..............         3,548         21,697          1,736        126,030
                        Change in unrealized appreciation on
                         investments--net ..............................         5,999         38,238         13,544       (105,889)
                                                                          ------------   ------------   ------------   ------------
                        Net increase in net assets resulting
                         from operations ...............................        88,592        220,736        114,449        281,311
                                                                          ------------   ------------   ------------   ------------
===================================================================================================================================
Dividends &             Investment income--net:
Distributions to          Class A ......................................       (24,154)       (58,806)       (28,685)       (78,571)
Shareholders              Class B ......................................       (25,564)       (60,388)       (63,388)      (157,456)
(Note 1f):                Class C ......................................          (150)           (43)        (2,428)        (9,799)
                          Class D ......................................       (29,177)       (41,564)        (4,668)       (15,344)
                        In excess of realized gain on investments--net:
                          Class A ......................................            --           (568)            --             --
                          Class B ......................................            --           (668)            --             --
                          Class C ......................................            --            --+             --             --
                          Class D ......................................            --           (543)            --             --
                                                                          ------------   ------------   ------------   ------------
                        Net decrease in net assets resulting from
                         dividends and distributions to shareholders ...       (79,045)      (162,580)       (99,169)      (261,170)
                                                                          ------------   ------------   ------------   ------------
===================================================================================================================================
Beneficial Interest     Net increase (decrease) in net assets derived
Transactions (Note 4):   from beneficial interest transactions .........      (458,455)       168,118     (1,309,837)    (2,324,627)
                                                                          ------------   ------------   ------------   ------------
===================================================================================================================================
Net Assets:             Total increase (decrease) in net assets ........      (448,908)       226,274     (1,294,557)    (2,304,486)
                        Beginning of period ............................     4,251,345      4,025,071      6,322,601      8,627,087
                                                                          ------------   ------------   ------------   ------------

                        End of period ..................................  $  3,802,437   $  4,251,345   $  5,028,044   $  6,322,601
                                                                          ============   ============   ============   ============
===================================================================================================================================

+  Amount is less than $1.

See Notes to Financial Statements.


                                    24 & 25

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                                                            New York Limited Maturity  Pennsylvania Limited Maturity
                                                                            -------------------------  -----------------------------

                                                                              For the Six     For the     For the Six     For the
                                                                              Months Ended   Year Ended   Months Ended   Year Ended
                                                                               January 31,     July 31,    January 31,     July 31,
                       Increase (Decrease) in Net Assets:                         1998          1997          1998          1997
====================================================================================================================================
Operations:            Investment income--net ............................... $   302,845   $   660,613   $   118,201   $   295,290
                       Realized gain on investments--net ....................      42,403        36,848        54,599        37,824
                       Change in unrealized appreciation on investments--net       20,391       214,688       (50,879)       56,086
                                                                              -----------   -----------   -----------   -----------
                       Net increase in net assets resulting from operations .     365,639       912,149       121,921       389,200
                                                                              -----------   -----------   -----------   -----------
====================================================================================================================================
Dividends to           Investment income--net:
Shareholders             Class A ............................................     (51,843)     (118,733)      (11,342)      (29,558)
(Note 1f):               Class B ............................................    (169,416)     (360,967)      (81,366)     (198,819)
                         Class C ............................................      (1,270)       (6,313)         (109)         (181)
                         Class D ............................................     (80,316)     (174,600)      (25,384)      (66,732)
                                                                              -----------   -----------   -----------   -----------
                       Net decrease in net assets resulting from dividends to
                       shareholders .........................................    (302,845)     (660,613)     (118,201)     (295,290)
                                                                              -----------   -----------   -----------   -----------
====================================================================================================================================
Beneficial Interest    Net decrease in net assets derived from beneficial
Transactions (Note 4): interest transactions ................................    (429,000)   (3,606,325)   (3,449,410)   (1,259,754)
                                                                              -----------   -----------   -----------   -----------
====================================================================================================================================
Net Assets:            Total decrease in net assets .........................    (366,206)   (3,354,789)   (3,445,690)   (1,165,844)
                       Beginning of period ..................................  14,565,335    17,920,124     7,738,657     8,904,501
                                                                              -----------   -----------   -----------   -----------
                       End of period ........................................ $14,199,129   $14,565,335   $ 4,292,967   $ 7,738,657
                                                                              ===========   ===========   ===========   ===========
====================================================================================================================================

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                            Arizona Limited Maturity
                                                                            --------------------------------------------------------
                                                                                                    Class A
                                                                            --------------------------------------------------------
                                                                            For the                                       For the
                                                                              Six                                          Period
                   The following per share data and ratios have been derived Months               For the Year            Nov. 26,
                   from information provided in the financial statements.    Ended               Ended July 31,           1993+ to
                                                                            Jan. 31,     -----------------------------    July 31,
                   Increase (Decrease) in Net Asset Value:                    1998         1997       1996       1995       1994
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................  $ 10.17      $ 10.08    $ 10.17    $  9.97    $ 10.00
Operating                                                                   -------      -------    -------    -------    -------
Performance:       Investment income--net ................................      .18          .37        .41        .43        .23
                   Realized and unrealized gain (loss) on investments--net      .03          .09       (.09)       .20       (.03)
                                                                            -------      -------    -------    -------    -------
                   Total from investment operations ......................      .21          .46        .32        .63        .20
                                                                            -------      -------    -------    -------    -------
                   Less dividends and distributions:
                      Investment income--net .............................     (.18)        (.37)      (.41)      (.43)      (.23)
                      Realized gain on investments--net ..................     (.05)                     --         --         --
                                                                            -------      -------    -------    -------    -------
                   Total dividends and distributions .....................     (.23)        (.37)      (.41)      (.43)      (.23)
                                                                            -------      -------    -------    -------    -------
                   Net asset value, end of period ........................  $ 10.15      $ 10.17    $ 10.08    $ 10.17    $  9.97
                                                                            =======      =======    =======    =======    =======
====================================================================================================================================
Total Investment   Based on net asset value per share ....................     2.11%++      4.62%      3.16%      6.47%      2.02%++
Return:**                                                                   =======      =======    =======    =======    =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ........................      .94%*        .94%       .74%       .35%       .02%*
Net Assets:                                                                 =======      =======    =======    =======    =======
                   Expenses ..............................................     3.30%*       3.21%      2.27%      2.05%      1.82%*
                                                                            =======      =======    =======    =======    =======
                   Investment income--net ................................     3.46%*       3.64%      4.01%      4.31%      3.37%*
                                                                            =======      =======    =======    =======    =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............  $   639      $   709    $   813    $ 1,054    $ 2,103
Data:                                                                       =======      =======    =======    =======    =======
                   Portfolio turnover ....................................      .00%       38.21%     43.53%    182.58%    142.37%
                                                                            =======      =======    =======    =======    =======
====================================================================================================================================

                                                                                            Arizona Limited Maturity
                                                                            --------------------------------------------------------
                                                                                                    Class B
                                                                            --------------------------------------------------------
                                                                            For the                                       For the
                                                                              Six                                          Period
                   The following per share data and ratios have been derived Months               For the Year            Nov. 26,
                   from information provided in the financial statements.    Ended               Ended July 31,           1993+ to
                                                                            Jan. 31,     -----------------------------    July 31,
                   Increase (Decrease) in Net Asset Value:                    1998         1997       1996       1995       1994
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................  $ 10.17      $ 10.08    $ 10.16    $  9.97    $ 10.00
Operating                                                                   -------      -------    -------    -------    -------
Performance:       Investment income--net ................................      .16          .33        .37        .39        .20
                   Realized and unrealized gain (loss) on investments--net      .03          .09       (.08)       .19       (.03)
                                                                            -------      -------    -------    -------    -------
                   Total from investment operations ......................      .19          .42        .29        .58        .17
                                                                            -------      -------    -------    -------    -------
                   Less dividends and distributions:
                      Investment income--net .............................     (.16)        (.33)      (.37)      (.39)      (.20)
                      Realized gain on investments--net ..................     (.05)                     --         --         --
                                                                            -------      -------    -------    -------    -------
                   Total dividends and distributions .....................     (.21)        (.33)      (.37)      (.39)      (.20)
                                                                            -------      -------    -------    -------    -------
                   Net asset value, end of period ........................  $ 10.15      $ 10.17    $ 10.08    $ 10.16    $  9.97
                                                                            =======      =======    =======    =======    =======
====================================================================================================================================
Total Investment   Based on net asset value per share ....................     1.93%++      4.25%      2.88%      5.99%      1.78%++
Return:**                                                                   =======      =======    =======    =======    =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ........................     1.30%*       1.30%      1.09%       .72%       .38%*
Net Assets:                                                                 =======      =======    =======    =======    =======
                   Expenses ..............................................     3.66%*       3.56%      2.61%      2.44%      2.18%*
                                                                            =======      =======    =======    =======    =======
                   Investment income--net ................................     3.10%*       3.28%      3.65%      3.95%      3.02%*
                                                                            =======      =======    =======    =======    =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............  $ 2,288      $ 2,135    $ 2,885    $ 5,191    $ 5,575
Data:                                                                       =======      =======    =======    =======    =======
                   Portfolio turnover ....................................      .00%       38.21%     43.53%    182.58%    142.37%
                                                                            =======      =======    =======    =======    =======
====================================================================================================================================

*  Annualized.
* Total investment returns exclude the effects of sales loads.
+  Commencement of operations.
++ Aggregate total investment return.

See Notes to Financial Statements.


                                     26 & 27

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                   Arizona Limited Maturity
                                                           ----------------------------------------
                                                                           Class C
                                                           ----------------------------------------
                  The following per share data              For the                        For the
                  and ratios have been derived               Six                            Period
                  from information provided in              Months        For the Year     Oct. 21,
                  the financial statements.                 Ended        Ended July 31,    1994+ to
                                                           Jan. 31,    -----------------   July 31,
                  Increase (Decrease) in Net Asset Value:   1998       1997       1996       1995
===================================================================================================
Per Share         Net asset value, beginning of period ... $10.18     $10.08   $  10.17   $   9.89
Operating                                                  ------     ------   --------   --------
Performance:      Investment income--net .................    .16        .35        .37        .29
                  Realized and unrealized gain (loss) on
                  investments--net .......................    .04        .10       (.09)       .28
                                                           ------     ------   --------   --------
                  Total from investment operations .......    .20        .45        .28        .57
                                                           ------     ------   --------   --------
                  Less dividends and distributions:
                     Investment income--net ..............   (.16)      (.35)      (.37)      (.29)
                     Realized gain on investments--net ...   (.05)        --         --         --
                                                           ------     ------   --------   --------
                  Total dividends and distributions ......   (.21)      (.35)      (.37)      (.29)
                                                           ------     ------   --------   --------
                  Net asset value, end of period ......... $10.17     $10.18   $  10.08   $  10.17
                                                           ======     ======   ========   ========
==================================================================================================
Total Investment  Based on net asset value per share .....   2.08%++    4.55%      2.78%      5.90%++
Return:**                                                  ======     ======   ========   ========
==================================================================================================
Ratios to Average Expenses, net of reimbursement .........   1.13%*     1.11%      1.03%      1.05%*
Net Assets:                                                ======     ======   ========   ========
                  Expenses ...............................   3.50%*     3.35%      2.80%      2.79%*
                                                           ======     ======   ========   ========
                  Investment income--net .................   3.27%*     3.48%      3.86%      3.80%*
                                                           ======     ======   ========   ========
==================================================================================================
Supplemental      Net assets, end of period (in thousands) $    1     $   36   $    135   $      1
Data:                                                      ======     ======   ========   ========
                  Portfolio turnover .....................    .00%     38.21%     43.53%    182.58%
                                                           ======     ======   ========   ========
==================================================================================================

                                                                    Arizona Limited Maturity
                                                           ------------------------------------------
                                                                             Class D
                                                           ------------------------------------------
                  The following per share data             For the                            For the
                  and ratios have been derived               Six                               Period
                  from information provided in              Months          For the Year      Oct. 21,
                  the financial statements.                 Ended          Ended July 31,     1994+ to
                                                           Jan. 31,     -------------------   July 31,
                  Increase (Decrease) in Net Asset Value:    1998         1997       1996       1995
======================================================================================================
Per Share         Net asset value, beginning of period ... $  10.18     $  10.08   $  10.17   $   9.89
Operating                                                  --------     --------   --------   --------
Performance:      Investment income--net .................      .17          .36        .40        .33
                  Realized and unrealized gain (loss) on
                  investments--net .......................      .02          .10       (.09)       .28
                                                           --------     --------   --------   --------
                  Total from investment operations .......      .19          .46        .31        .61
                                                           --------     --------   --------   --------
                  Less dividends and distributions:
                     Investment income--net ..............     (.17)        (.36)      (.40)      (.33)
                     Realized gain on investments--net ...     (.05)          --         --         --
                                                           --------     --------   --------   --------
                  Total dividends and distributions ......     (.22)        (.36)      (.40)      (.33)
                                                           --------     --------   --------   --------
                  Net asset value, end of period ......... $  10.15     $  10.18   $  10.08   $  10.17
                                                           ========     ========   ========   ========
======================================================================================================
Total Investment  Based on net asset value per share .....     1.96%++      4.62%      3.05%      6.34%++
Return:**                                                  ========     ========   ========   ========

======================================================================================================
Ratios to Average Expenses, net of reimbursement .........     1.04%*       1.04%       .90%       .55%*
Net Assets:                                                ========     ========   ========   ========
                  Expenses ...............................     3.40%*       3.29%      2.42%      2.39%*
                                                           ========     ========   ========   ========
                  Investment income--net .................     3.36%*       3.56%      3.88%      4.31%*
                                                           ========     ========   ========   ========
======================================================================================================
Supplemental      Net assets, end of period (in thousands) $    467     $    477   $    619   $     19
Data:                                                      ========     ========   ========   ========
                  Portfolio turnover .....................      .00%       38.21%     43.53%    182.58%
                                                           ========     ========   ========   ========
======================================================================================================

                                                                                         California Limited Maturity
                                                                            ---------------------------------------------------
                                                                                                   Class A
                                                                            ---------------------------------------------------
                                                                             For the                                    For the
                                                                              Six                                       Period
                   The following per share data and ratios have been derived Months              For the Year          Nov. 26,
                   from information provided in the financial statements.    Ended              Ended July 31,         1993+ to
                                                                            Jan. 31,    ----------------------------   July 31,
                   Increase (Decrease) in Net Asset Value:                    1998         1997      1996      1995      1994
==============================================================================================================================
Per Share          Net asset value, beginning of period ..................  $ 10.22     $  10.05   $  9.99   $  9.88   $ 10.00
Operating                                                                   -------     --------   -------   -------   -------
Performance:       Investment income--net ................................      .20          .38       .39       .42       .24
                   Realized and unrealized gain (loss) on investments--net       --++        .17       .06       .11      (.12)
                                                                            -------     --------   -------   -------   -------
                   Total from investment operations ......................      .20          .55       .45       .53       .12
                                                                            -------     --------   -------   -------   -------
                   Less dividends from investment income--net ............     (.20)        (.38)     (.39)     (.42)     (.24)
                                                                            -------     --------   -------   -------   -------
                   Net asset value, end of period ........................  $ 10.22     $  10.22   $ 10.05   $  9.99   $  9.88
                                                                            =======     ========   =======   =======   =======
==============================================================================================================================
Total Investment   Based on net asset value per share ....................     1.98%++      5.57%     4.56%     5.60%     1.23%++
Return:**                                                                   =======     ========   =======   =======   =======
==============================================================================================================================
Ratios to Average  Expenses, net of reimbursement ........................     1.02%*       1.08%      .94%      .40%      .02%*
Net Assets:                                                                 =======     ========   =======   =======   =======
                   Expenses ..............................................     1.22%*       1.28%     1.30%     1.44%     1.16%*
                                                                            =======     ========   =======   =======   =======
                   Investment income--net ................................     3.86%*       3.75%     3.89%     4.36%     3.54%*
                                                                            =======     ========   =======   =======   =======
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............  $ 3,091     $  3,152   $ 3,162   $ 3,527   $ 3,804
Data:                                                                       =======     ========   =======   =======   =======
                   Portfolio turnover ....................................     9.11%       26.86%    11.09%   124.72%   130.10%
                                                                            =======     ========   =======   =======   =======
==============================================================================================================================

                                                                                         California Limited Maturity
                                                                            ---------------------------------------------------
                                                                                                   Class B
                                                                            ---------------------------------------------------
                                                                             For the                                    For the
                                                                              Six                                       Period
                   The following per share data and ratios have been derived Months                                    Nov. 26,
                   from information provided in the financial statements.    Ended               For the Year          1993+ to
                                                                            Jan. 31,            Ended July 31,         July 31,
                                                                                        ----------------------------
                   Increase (Decrease) in Net Asset Value:                    1998         1997      1996      1995      1994
==============================================================================================================================
Per Share          Net asset value, beginning of period ..................  $ 10.21     $  10.04   $  9.99   $  9.88   $ 10.00
Operating                                                                   -------     --------   -------   -------   -------
Performance:       Investment income--net ................................      .18          .34       .36       .39       .21
                   Realized and unrealized gain (loss) on investments--net      .01          .17       .05       .11      (.12)
                                                                            -------     --------   -------   -------   -------
                   Total from investment operations ......................      .19          .51       .41       .50       .09
                                                                            -------     --------   -------   -------   -------
                   Less dividends from investment income--net ............     (.18)        (.34)     (.36)     (.39)     (.21)
                                                                            -------     --------   -------   -------   -------
                   Net asset value, end of period ........................  $ 10.22     $  10.21   $ 10.04   $  9.99   $  9.88
                                                                            =======     ========   =======   =======   =======
==============================================================================================================================
Total Investment   Based on net asset value per share ....................     1.89%++      5.20%     4.08%     5.23%      .99%++
Return:**                                                                   =======     ========   =======   =======   =======
==============================================================================================================================
Ratios to Average  Expenses, net of reimbursement ........................     1.37%*       1.44%     1.30%      .76%      .38%*
Net Assets:                                                                 =======     ========   =======   =======   =======
                   Expenses ..............................................     1.57%*       1.64%     1.66%     1.80%     1.52%*
                                                                            =======     ========   =======   =======   =======
                   Investment income--net ................................     3.51%*       3.39%     3.53%     4.00%     3.19%*
                                                                            =======     ========   =======   =======   =======
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............  $ 6,534     $  6,877   $ 9,919   $10,363   $11,430
Data:                                                                       =======     ========   =======   =======   =======
                   Portfolio turnover ....................................     9.11%       26.86%    11.09%   124.72%   130.10%
                                                                            =======     ========   =======   =======   =======
==============================================================================================================================

 * Annualized.
** Total investment returns exclude the effects of sales loads.
 + Commencement of operations.
++ Amount is less than $.01 per share.
++ Aggregate total investment return.

   See Notes to Financial Statements.


                                    28 & 29

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                      California Limited Maturity
                                                           -----------------------------------------------
                                                                                Class C
                                                           -----------------------------------------------
                  The following per share data              For the                                For the
                  and ratios have been derived               Six                                    Period
                  from information provided in              Months           For the Year          Oct. 21,
                  the financial statements.                 Ended           Ended July 31,         1994+ to
                                                           Jan. 31,       -----------------        July 31,
                  Increase (Decrease) in Net Asset Value:   1998           1997       1996           1995
=========================================================================================================
Per Share         Net asset value, beginning of period ... $ 10.22        $ 10.05   $  9.99       $  9.76
Operating                                                  -------        -------   -------       -------
Performance:      Investment income--net .................     .19            .36       .37           .31
                  Realized and unrealized gain on
                  investments--net .......................      --++          .17       .06           .23
                                                           -------        -------   -------       -------
                  Total from investment operations .......     .19            .53       .43           .54
                                                           -------        -------   -------       -------
                  Less dividends from investment
                  income--net ............................    (.19)          (.36)     (.37)         (.31)
                                                           -------        -------   -------       -------
                  Net asset value, end of period ......... $ 10.22        $ 10.22   $ 10.05       $  9.99
                                                           =======        =======   =======       =======
=========================================================================================================
Total Investment  Based on net asset value per share .....    1.89%+++       5.39%     4.35%         5.60%+++
Return:**                                                  =======        =======   =======       =======
=========================================================================================================
Ratios to Average Expenses, net of reimbursement .........    1.19%*         1.25%     1.14%          .82%*
Net Assets:                                                =======        =======   =======       =======
                  Expenses ...............................    1.39%*         1.45%     1.50%         1.98%*
                                                           =======        =======   =======       =======
                  Investment income--net .................    3.69%*         3.58%     3.69%         4.04%*
                                                           =======        =======   =======       =======
=========================================================================================================
Supplemental      Net assets, end of period (in thousands) $    71        $    57   $    55       $    64
Data:                                                      =======        =======   =======       =======
                  Portfolio turnover .....................    9.11%         26.86%    11.09%       124.72%
                                                           =======        =======   =======       =======
=========================================================================================================

                                                                  California Limited Maturity
                                                           ----------------------------------------
                                                                            Class D
                                                           ----------------------------------------
                  The following per share data              For the                                For the
                  and ratios have been derived               Six                                    Period
                  from information provided in              Months           For the Year          Oct. 21,
                  the financial statements.                 Ended           Ended July 31,         1994+ to
                                                           Jan. 31,       -----------------        July 31,
                  Increase (Decrease) in Net Asset Value:   1998           1997       1996           1995
=========================================================================================================
Per Share         Net asset value, beginning of period ... $ 10.22          10.05   $  9.99       $  9.76
Operating                                                  -------        -------   -------       -------
Performance:      Investment income--net .................     .19            .37       .38           .33
                  Realized and unrealized gain on
                  investments--net .......................      --++          .17       .06           .23
                                                           -------        -------   -------       -------
                  Total from investment operations .......     .19            .54       .44           .56
                                                           -------        -------   -------       -------
                  Less dividends from investment
                  income--net ............................    (.19)          (.37)     (.38)         (.33)
                                                           -------        -------   -------       -------
                  Net asset value, end of period ......... $ 10.22          10.22   $ 10.05       $  9.99
                                                           =======        =======   =======       =======
=========================================================================================================
Total Investment  Based on net asset value per share .....    1.92%+++       5.47%     4.46%         5.85%+++
Return:**                                                  =======        =======   =======       =======
=========================================================================================================
Ratios to Average Expenses, net of reimbursement .........    1.12%*         1.15%     1.06%          .66%*
Net Assets:                                                =======        =======   =======       =======
                  Expenses ...............................    1.32%*         1.35%     1.40%         1.81%*
                                                           =======        =======   =======       =======
                  Investment income--net .................    3.76%*         3.69%     3.77%         4.28%*
                                                           =======        =======   =======       =======
=========================================================================================================
Supplemental      Net assets, end of period (in thousands) $ 3,590          4,043   $ 2,185       $ 1,771
Data:                                                      =======        =======   =======       =======
                  Portfolio turnover .....................    9.11%         26.86%    11.09%       124.72%
                                                           =======        =======   =======       =======
=========================================================================================================

                                                                                         Florida Limited Maturity
                                                                       -------------------------------------------------------------
                                                                                                  Class A
                                                                       -------------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
====================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.07       $  9.96     $ 10.02     $  9.87     $ 10.00
                                                                       -------       -------     -------     -------     -------
Operating         Investment income--net ...........................       .20           .40         .40         .43         .24
Performance:      Realized and unrealized gain (loss)
                  on investments--net ..............................        --           .11        (.06)        .15        (.13)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .20           .51         .34         .58         .11
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.20)         (.40)       (.40)       (.43)       (.24)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.07       $ 10.07     $  9.96     $ 10.02     $  9.87
                                                                       =======       =======     =======     =======     =======
====================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.00%+++      5.20%       3.45%       6.05%       1.12%+++
Return:**                                                              =======       =======     =======     =======     =======
====================================================================================================================================

Ratios to Average Expenses, net of reimbursement ...................      1.09%*        1.09%        .89%        .39%        .02%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      1.09%*        1.09%        .97%       1.03%        .86%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.91%*        3.98%       4.01%       4.39%       3.54%*
                                                                       =======       =======     =======     =======     =======
====================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 6,591       $ 6,376     $ 7,874     $ 9,849     $14,868
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................     29.95%        35.67%      39.90%     138.97%     136.71%
                                                                       =======       =======     =======     =======     =======
====================================================================================================================================

                                                                                         Florida Limited Maturity
                                                                       -------------------------------------------------------------
                                                                                                  Class B
                                                                       -------------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
====================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.07       $  9.96     $ 10.02     $  9.88     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .18           .36         .37         .40         .21
                  Realized and unrealized gain (loss) on
                  investments--net .................................      --             .11        (.06)        .14        (.12)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .18           .47         .31         .54         .09
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.18)         (.36)       (.37)       (.40)       (.21)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.07       $ 10.07     $  9.96     $ 10.02     $  9.88
                                                                       =======       =======     =======     =======     =======
====================================================================================================================================
Total Investment  Based on net asset value per share ...............      1.82%+++      4.83%       3.08%       5.57%        .99%+++
Return:**                                                              =======       =======     =======     =======     =======
====================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.44%*        1.45%       1.24%        .75%        .38%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      1.44%*        1.45%       1.32%       1.38%       1.23%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.56%*        3.63%       3.66%       4.05%       3.19%*
                                                                       =======       =======     =======     =======     =======
====================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $10,078       $11,461     $13,690     $16,213     $18,179
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................     29.95%        35.67%      39.90%     138.97%     136.71%
                                                                       =======       =======     =======     =======     =======
====================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Amount is less than $.01 per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                                    30 & 31

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                   Florida Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class C
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.00       $  9.90     $ 10.01     $  9.76
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .16           .38         .36         .29
                  Realized and unrealized gain (loss) on
                  investments--net .................................      --             .10        (.11)        .25
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .16           .48         .25         .54
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.16)         (.38)       (.36)       (.29)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.00       $ 10.00     $  9.90     $ 10.01
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      1.77%+++      4.93%       2.48%       5.65%+++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.27%*        1.26%       1.21%       1.09%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      1.27%*        1.26%       1.23%       1.67%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.80%*        3.83%       3.75%       3.83%
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $     1       $    60     $    52     $     1
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................     29.95%        35.67%      39.90%     138.97%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                   Florida Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class D
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.06       $  9.95     $ 10.01     $  9.76
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .19           .39         .39         .33
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .01           .11        (.06)        .25
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .20           .50         .33         .58
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.19)         (.39)       (.39)       (.33)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.07       $ 10.06     $  9.95     $ 10.01
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.05%+++      5.10%       3.35%       6.07%+++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.18%*        1.19%        .99%        .67%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      1.18%*        1.19%       1.07%       1.19%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.81%*        3.88%       3.91%       4.23%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 7,770       $ 7,733     $ 6,406     $ 7,210
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................     29.95%        35.67%      39.90%     138.97%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                         Massachusetts Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class A
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.04       $  9.96     $  9.96     $  9.95     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .20           .39         .40         .44         .25
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .08        --++         .02        (.05)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .23           .47         .40         .46         .20
                                                                       -------       -------     -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.20)         (.39)       (.40)       (.44)       (.25)
                     Realized gain on investments--net .............        --            --          --        (.01)         --
                                                                       -------       -------     -------     -------     -------
                  Total dividends and distributions ................      (.20)         (.39)       (.40)       (.45)       (.25)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.07       $ 10.04     $  9.96     $  9.96     $  9.95
                                                                       =======       =======     =======     =======     =======
================================================================================================================================


Total Investment  Based on net asset value per share ...............      2.31%+++      4.86%       4.08%       4.79%       2.01%+++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................       .99%*         .99%        .77%        .37%        .03%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      3.37%*        2.52%       2.15%       1.71%       1.17%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.93%*        3.95%       4.04%       4.45%       3.69%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 1,169       $ 1,356     $ 1,719     $ 4,453     $ 8,097
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................       .00%        22.93%      22.71%      89.96%      57.80%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

                                                                                         Massachusetts Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class B
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.04       $  9.96     $  9.96     $  9.95     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .18           .36         .37         .40         .22
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .08        --++         .02        (.05)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .21           .44         .37         .42         .17
                                                                       -------       -------     -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.18)         (.36)       (.37)       (.40)       (.22)
                     Realized gain on investments--net .............        --            --          --        (.01)         --
                                                                       -------       -------     -------     -------     -------
                  Total dividends and distributions ................      (.18)         (.36)       (.37)       (.41)       (.22)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.07       $ 10.04     $  9.96     $  9.96     $  9.95
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.13%+++      4.49%       3.70%       4.41%       1.77%+++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.35%*        1.35%       1.16%        .74%        .38%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      3.73%*        2.84%       2.61%       2.08%       1.54%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.57%*        3.58%       3.66%       4.08%       3.28%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 2,524       $ 2,807     $ 4,577     $ 4,800     $ 8,046
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................       .00%        22.93%      22.71%      89.96%      57.80%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Amount is less than $.01 per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                                    32 & 33

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                Massachusetts Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class C
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.03       $  9.95     $  9.96     $  9.82
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .19           .38         .39         .33
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .04           .08        (.01)        .15
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .23           .46         .38         .48
                                                                       -------       -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.19)         (.38)       (.39)       (.33)
                     Realized gain on investments--net .............      --            --          --          (.01)
                                                                       -------       -------     -------     -------
                    Total dividends and distributions ..............      (.19)         (.38)       (.39)       (.34)
                                                                       =======       =======     =======     =======
                  Net asset value, end of period ...................   $ 10.07       $ 10.03     $  9.95     $  9.96
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.33%+++      4.70%       3.81%       5.00%+++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average
Net Assets:       Expenses, net of reimbursement ...................      1.16%*        1.15%        .94%        .67%*
                                                                       =======       =======     =======     =======
                  Expenses .........................................      3.51%*        2.69%       2.37%       2.23%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.76%*        3.80%       3.88%       4.32%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $    73       $   275     $   210     $   413
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................       .00%        22.93%      22.71%      89.96%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                Massachusetts Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class D
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.04       $  9.96     $  9.96     $  9.82
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .19           .38         .39         .34
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .08        --++         .15
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .22           .46         .39         .49
                                                                       -------       -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.19)         (.38)       (.39)       (.34)
                     Realized gain on investments--net .............      --            --          --          (.01)
                                                                       -------       -------     -------     -------
                    Total dividends and distributions ..............      (.19)         (.38)       (.39)       (.35)
                                                                       =======       =======     =======     =======
                  Net asset value, end of period ...................   $ 10.07       $ 10.04     $  9.96     $  9.96
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.26%+++      4.76%       3.97%       5.09%+++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average
Net Assets:       Expenses, net of reimbursement ...................      1.09%*        1.09%        .93%        .70%*
                                                                       =======       =======     =======     =======
                  Expenses .........................................      3.43%*        2.62%       2.42%       2.31%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.84%*        3.85%       3.89%       4.21%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $   396       $   698     $   890     $   253
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................       .00%        22.93%      22.71%      89.96%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                         Michigan Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class A
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.09       $  9.94     $  9.98     $  9.92     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .20           .39         .41         .44         .24
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .02           .15        (.04)        .06        (.08)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .22           .54         .37         .50         .16
                                                                       -------       -------     -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.20)         (.39)       (.41)       (.44)       (.24)
                     In excess of realized gain on investments--net         --            --++        --          --          --
                                                                       -------       -------     -------     -------     -------
                  Total dividends and distributions ................      (.20)         (.39)       (.41)       (.44)       (.24)
                                                                       -------       -------     -------     -------     -------

                  Net asset value, end of period ...................   $ 10.11       $ 10.09     $  9.94     $  9.98     $  9.92
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.23%+++      5.61%       3.71%       5.16%       1.66%+++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................       .95%*         .94%        .74%        .27%        .02%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      3.04%*        3.50%       2.78%       2.18%       2.01%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.98%*        3.93%       4.06%       4.42%       3.59%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 1,162       $ 1,368     $ 1,641     $ 2,302     $ 3,435
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................      5.28%        13.24%      32.92%      93.08%     204.15%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

                                                                                         Michigan Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class B
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.09       $  9.94     $  9.98     $  9.92     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .18           .36         .37         .40         .22
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .02           .15        (.04)        .06        (.08)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .20           .51         .33         .46         .14
                                                                       -------       -------     -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.18)         (.36)       (.37)       (.40)       (.22)
                     In excess of realized gain on investments--net         --            --++        --          --          --
                                                                       -------       -------     -------     -------     -------
                  Total dividends and distributions ................      (.18)         (.36)       (.37)       (.40)       (.22)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.11       $ 10.09     $  9.94     $  9.98        9.92
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.05%++       5.22%       3.32%       4.78%       1.42%++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.31%*        1.31%       1.10%        .65%        .38%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      3.40%*        3.86%       3.14%       2.56%       2.38%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.61%*        3.56%       3.70%       4.09%       3.21%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 1,417       $ 1,411     $ 1,842     $ 2,494     $ 2,411
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................      5.28%        13.24%      32.92%      93.08%     204.15%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Amount is less than $.01 per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                                    34 & 35

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                  Michigan Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class C
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.09       $  9.94     $  9.98     $  9.76
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .18           .36         .36         .30
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .15        (.04)        .22
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .21           .51         .32         .52
                                                                       -------       -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.18)         (.36)       (.36)       (.30)
                     In excess of realized gain on investments--net         --            --++        --          --
                                                                       -------       -------     -------     -------
                  Total dividends and distributions ................      (.18)         (.36)       (.36)       (.30)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.12       $ 10.09     $  9.94     $  9.98
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.14%+++      5.22%       3.20%       5.40%+++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.19%*        1.32%       1.24%        .96%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      3.26%*        3.81%       3.31%       2.90%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.73%*        3.56%       3.57%       3.80%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $    12       $     1     $     1     $     1
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................      5.28%        13.24%      32.92%      93.08%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                  Michigan Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class D
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.08       $  9.94     $  9.97     $  9.76
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .20           .38         .40         .34
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .14        (.03)        .21
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .23           .52         .37         .55
                                                                       -------       -------     -------     -------
                  Less dividends and distributions:
                     Investment income--net ........................      (.20)         (.38)       (.40)       (.34)
                     In excess of realized gain on investments--net         --            --++        --          --
                                                                       -------       -------     -------     -------
                  Total dividends and distributions ................      (.20)         (.38)       (.40)       (.34)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.11       $ 10.08     $  9.94     $  9.97
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.28%++       5.40%       3.71%       5.72%++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.05%*        1.04%        .87%        .44%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      3.13%*        3.48%       3.06%       2.38%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.87%*        3.83%       3.94%       4.47%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 1,211       $ 1,471     $   541     $   254
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................      5.28%        13.24%      32.92%      93.08%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                        New Jersey Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class A
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.14       $ 10.11     $ 10.15     $  9.94     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .18           .38         .41         .42         .23
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .04           .03        (.04)        .21        (.06)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .22           .41         .37         .63         .17
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.18)         (.38)       (.41)       (.42)       (.23)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.18       $ 10.14     $ 10.11     $ 10.15     $  9.94
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

Total Investment  Based on net asset value per share ...............      2.22%+++      4.19%       3.68%       6.45%       1.73%+++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................       .94%*         .94%        .76%        .34%        .03%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      2.22%*        1.65%       1.78%       1.69%       1.14%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.56%*        3.82%       4.02%       4.10%       3.45%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 1,159       $ 1,735     $ 2,663     $ 2,401     $ 5,933
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................      5.47%        32.89%       6.57%     131.56%     205.04%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

                                                                                        New Jersey Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class B
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.15       $ 10.11     $ 10.16     $  9.95     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .16           .35         .37         .38         .20
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .04        (.05)        .21        (.05)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .19           .39         .32         .59         .15
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.16)         (.35)       (.37)       (.38)       (.20)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.18       $ 10.15     $ 10.11     $ 10.16     $  9.95
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      1.94%++       3.92%       3.21%       6.07%       1.59%++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.30%*        1.30%       1.10%        .73%        .38%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      2.59%*        2.00%       2.12%       2.15%       1.52%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.20%*        3.46%       3.67%       3.80%       3.04%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 3,595       $ 4,109     $ 5,152     $ 7,593     $ 7,885
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................      5.47%        32.89%       6.57%     131.56%     205.04%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Amount is less than $.01 per share.
+++   Aggregate total investment return.
      See Notes to Financial Statements.


                                    36 & 37

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                  New Jersey Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class C
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $  9.19       $  9.16     $  9.20     $  9.86
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .15           .33         .34         .26
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .61           .03        (.04)       (.66)
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .76           .36         .30        (.40)
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.15)         (.33)       (.34)       (.26)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $  9.80       $  9.19     $  9.16     $  9.20
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      8.38%++       4.06%       3.24%      (4.01%)++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.10%*        1.10%       1.00%        .55%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      2.26%*        1.80%       2.04%       2.22%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.34%*        3.66%       3.82%       4.06%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $     1       $   241     $   272     $     1
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................      5.47%        32.89%       6.57%     131.56%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                  New Jersey Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class D
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.15       $ 10.11     $ 10.16     $  9.85
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .18           .37         .40         .32
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .04        (.05)        .31
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .21           .41         .35         .63
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.18)         (.37)       (.40)       (.32)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.18       $ 10.15     $ 10.11     $ 10.16
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.07%++       4.18%       3.48%       6.51%++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.04%*        1.04%        .84%        .62%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      2.35%*        1.78%       1.86%       2.07%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.47%*        3.75%       3.93%       4.17%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $   273       $   238     $   540     $   437
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................      5.47%        32.89%       6.57%     131.56%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                        New York Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class A
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.23       $ 10.06     $ 10.05     $  9.91     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .21           .43         .43         .44         .25
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .17         .01         .14        (.09)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .24           .60         .44         .58         .16
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.21)         (.43)       (.43)       (.44)       (.25)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.26       $ 10.23     $ 10.06     $ 10.05     $  9.91
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.42%++       6.09%       4.46%       6.03%       1.61%++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================

Ratios to Average Expenses, net of reimbursement ...................       .70%*         .70%        .50%        .33%        .03%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      1.32%*        1.16%       1.38%       1.30%       1.24%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      4.15%*        4.24%       4.28%       4.49%       3.68%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 1,902       $ 2,605     $ 3,723     $ 4,811     $ 5,290
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................     29.19%        36.53%      51.47%     139.16%     152.73%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

                                                                                        New York Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class B
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.23       $ 10.06     $ 10.05     $  9.91     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .20           .39         .40         .41         .22
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .03           .17         .01         .14        (.09)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .23           .56         .41         .55         .13
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.20)         (.39)       (.40)       (.41)       (.22)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.26       $ 10.23     $ 10.06     $ 10.05     $  9.91
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.24%++       5.71%       4.08%       5.66%       1.37%++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.05%*        1.05%        .87%        .69%        .38%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      1.68%*        1.52%       1.75%       1.65%       1.60%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.79%*        3.88%       3.91%       4.11%       3.31%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 8,628       $ 8,209     $10,071     $ 8,822     $ 9,743
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................     29.19%        36.53%      51.47%     139.16%     152.73%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Aggregate total investment return.
      See Notes to Financial Statements.


                                    38 & 39

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                   New York Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class C
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.23       $ 10.06     $ 10.05     $  9.78
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .21           .41         .42         .30
                  Realized and unrealized gain on
                  investments--net .................................       .03           .17         .01         .27
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .24           .58         .43         .57
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.21)         (.41)       (.42)       (.30)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.26       $ 10.23     $ 10.06     $ 10.05
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.33%++       5.91%       4.28%       5.97%++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................       .87%*         .86%        .71%        .63%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      1.50%*        1.32%       1.59%       1.63%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.97%*        4.05%       4.06%       4.21%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $    59       $    68     $   214     $    38
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................     29.19%        36.53%      51.47%     139.16%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                   New York Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class D
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.23       $ 10.06     $ 10.05     $  9.78
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .21           .42         .42         .34
                  Realized and unrealized gain on
                  investments--net .................................       .03           .17         .01         .27
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .24           .59         .43         .61
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.21)         (.42)       (.42)       (.34)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.26       $ 10.23     $ 10.06     $ 10.05
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      2.37%++       5.98%       4.35%       6.37%++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................       .80%*         .80%        .62%        .48%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      1.42%*        1.26%       1.49%       1.48%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      4.05%*        4.14%       4.16%       4.47%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 3,610       $ 3,683     $ 3,912     $ 2,306
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................     29.19%        36.53%      51.47%     139.16%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                      Pennsylvania Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class A
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.23       $ 10.11     $ 10.10     $  9.95     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .20           .38         .41         .42         .23
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .02           .12         .01         .15        (.05)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .22           .50         .42         .57         .18
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.20)         (.38)       (.41)       (.42)       (.23)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.25       $ 10.23     $ 10.11     $ 10.10     $  9.95
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      2.14%++       5.04%       4.18%       5.89%       1.85%++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================

Ratios to Average Expenses, net of reimbursement ...................       .99%*         .99%        .80%        .38%        .02%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      2.48%*        1.75%       1.63%       1.90%       1.48%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.80%*        3.74%       4.01%       4.25%       3.46%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $   534       $   736     $   833     $   943     $   990
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................      2.89%        20.88%      30.90%     141.52%     237.47%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

                                                                                      Pennsylvania Limited Maturity
                                                                       ---------------------------------------------------------
                                                                                                  Class B
                                                                       ---------------------------------------------------------
                  The following per share data                         For the                                          For the
                  and ratios have been derived                           Six                                            Period
                  from information provided in                          Months                 For the Year             Nov. 26,
                  the financial statements.                             Ended                 Ended July 31,            1993+ to
                                                                       Jan. 31,      -------------------------------    July 31,
                  Increase (Decrease) in Net Asset Value:                1998          1997        1996        1995       1994
================================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.23       $ 10.11     $ 10.10     $  9.95     $ 10.00
Operating                                                              -------       -------     -------     -------     -------
Performance:      Investment income--net ...........................       .18           .34         .37         .39         .21
                  Realized and unrealized gain (loss) on
                  investments--net .................................       .01           .12         .01         .15        (.05)
                                                                       -------       -------     -------     -------     -------
                  Total from investment operations .................       .19           .46         .38         .54         .16
                                                                       -------       -------     -------     -------     -------
                  Less dividends from investment income--net .......      (.18)         (.34)       (.37)       (.39)       (.21)
                                                                       -------       -------     -------     -------     -------
                  Net asset value, end of period ...................   $ 10.24       $ 10.23     $ 10.11     $ 10.10     $  9.95
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Total Investment  Based on net asset value per share ...............      1.86%++       4.66%       3.80%       5.51%       1.61%++
Return:**                                                              =======       =======     =======     =======     =======
================================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.35%*        1.35%       1.15%        .73%        .38%*
Net Assets:                                                            =======       =======     =======     =======     =======
                  Expenses .........................................      2.78%*        2.11%       1.99%       2.25%       1.83%*
                                                                       =======       =======     =======     =======     =======
                  Investment income--net ...........................      3.43%*        3.38%       3.65%       3.87%       3.05%*
                                                                       =======       =======     =======     =======     =======
================================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $ 3,566       $ 5,134     $ 6,264     $ 7,414     $ 9,532
Data:                                                                  =======       =======     =======     =======     =======
                  Portfolio turnover ...............................      2.89%        20.88%      30.90%     141.52%     237.47%
                                                                       =======       =======     =======     =======     =======
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Aggregate total investment return.
      See Notes to Financial Statements.


                                    40 & 41

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                 Pennsylvania Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class C
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.27       $ 10.15     $ 10.10     $  9.84
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .17           .35         .38         .29
                  Realized and unrealized gain on
                  investments--net .................................       .02           .12         .05         .26
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .19           .47         .43         .55
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.17)         (.35)       (.38)       (.29)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.29       $ 10.27     $ 10.15     $ 10.10
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      1.91%++       4.68%       4.28%       5.68%++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.31%*        1.28%        .97%       1.05%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      2.49%*        2.02%       1.83%       2.55%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.45%*        3.46%       3.84%       3.77%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $     1       $     8     $     1     $     1
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................      2.89%        20.88%      30.90%     141.52%
                                                                       =======       =======     =======     =======
====================================================================================================================

                                                                                 Pennsylvania Limited Maturity
                                                                       ---------------------------------------------
                                                                                            Class D
                                                                       ---------------------------------------------
                  The following per share data                         For the                              For the
                  and ratios have been derived                           Six                                Period
                  from information provided in                          Months           For the Year       Oct. 21,
                  the financial statements.                             Ended           Ended July 31,      1994+ to
                                                                       Jan. 31,      ------------------     July 31,
                  Increase (Decrease) in Net Asset Value:                1998         1997         1996       1995
====================================================================================================================
Per Share         Net asset value, beginning of period .............   $ 10.24       $ 10.11     $ 10.10     $  9.84
Operating                                                              -------       -------     -------     -------
Performance:      Investment income--net ...........................       .19           .37         .40         .33
                  Realized and unrealized gain on
                  investments--net .................................       .01           .13         .01         .26
                                                                       -------       -------     -------     -------
                  Total from investment operations .................       .20           .50         .41         .59
                                                                       -------       -------     -------     -------
                  Less dividends from investment income--net .......      (.19)         (.37)       (.40)       (.33)
                                                                       -------       -------     -------     -------
                  Net asset value, end of period ...................   $ 10.25       $ 10.24     $ 10.11     $ 10.10
                                                                       =======       =======     =======     =======
====================================================================================================================
Total Investment  Based on net asset value per share ...............      1.99%++       5.04%       4.07%       6.10%++
Return:**                                                              =======       =======     =======     =======
====================================================================================================================
Ratios to Average Expenses, net of reimbursement ...................      1.09%*        1.09%        .96%        .57%*
Net Assets:                                                            =======       =======     =======     =======
                  Expenses .........................................      2.25%*        1.85%       1.71%       2.08%*
                                                                       =======       =======     =======     =======
                  Investment income--net ...........................      3.67%*        3.64%       3.84%       4.30%*
                                                                       =======       =======     =======     =======
====================================================================================================================
Supplemental      Net assets, end of period (in thousands) .........   $   192       $ 1,861     $ 1,807     $   382
Data:                                                                  =======       =======     =======     =======
                  Portfolio turnover ...............................      2.89%        20.88%      30.90%     141.52%
                                                                       =======       =======     =======     =======
====================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of eight separate series:
Merrill Lynch Arizona Limited Maturity Municipal Bond Fund, Merrill Lynch California Limited Maturity Municipal Bond Fund, Merrill Lynch Florida Limited Maturity Municipal Bond Fund, Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund, Merrill Lynch New York Limited Maturity Municipal Bond Fund, and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Each series of the Trust is referred to herein as a "Fund." The Trust offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Funds invest are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--Each Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Funds may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds


                                    42 & 43

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

NOTES TO FINANCIAL STATEMENTS (continued)

record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period beginning with commencement of operations. Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of 0.35% of that Fund's average daily net assets.

For the six months ended January 31, 1998, FAM had voluntarily waived management fees and reimbursed each Fund for additional expenses as follows:

--------------------------------------------------------------------------------
                                   Arizona     California     Florida
                                   Limited       Limited      Limited
                                  Maturity      Maturity     Maturity
--------------------------------------------------------------------------------
  Management fee ...............   $ 6,054      $13,838         --
  Additional expenses ..........   $34,695         --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Massachusetts   Michigan   New Jersey
                                   Limited       Limited     Limited
                                  Maturity      Maturity    Maturity
--------------------------------------------------------------------------------
  Management fee ...............   $ 7,914      $ 7,254       $10,471
  Additional expenses ..........   $45,697      $36,044       $27,902
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  New York           Pennsylvania
                              Limited Maturity     Limited Maturity
--------------------------------------------------------------------------------
  Management fee ...............   $27,076             $11,772
  Additional expenses ..........   $21,578             $34,541
--------------------------------------------------------------------------------

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the six months ended January 31, 1998. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                           Account Maintenance Fee    Distribution Fee
--------------------------------------------------------------------------------
  Class B ......................    0.15%                   0.20%
  Class C ......................    0.15%                   0.20%
  Class D ......................    0.10%                    --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Funds' Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                    Arizona    California      Florida   Massachusetts
                    Limited      Limited       Limited      Limited
                   Maturity     Maturity      Maturity     Maturity
--------------------------------------------------------------------------------
  Class A:
--------------------------------------------------------------------------------
  MLFD                --           --           $ 82          --
  MLPF&S              --           --           $810          --
--------------------------------------------------------------------------------
  Class D:
--------------------------------------------------------------------------------
  MLFD               $ 1           --           $ 12         $ 1
  MLPF&S             $15           --           $301         $11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Michigan    New Jersey     New York   Pennsylvania
                    Limited      Limited       Limited      Limited
                   Maturity     Maturity      Maturity     Maturity
--------------------------------------------------------------------------------
  Class D:
--------------------------------------------------------------------------------
  MLFD                --           $ 15        $  151         --
  MLPF&S              --           $157        $2,015         --
--------------------------------------------------------------------------------

MLPF&S received contingent deferred sales charges relating to transactions in Class B Shares as follows:

--------------------------------------------------------------------------------
                                                              Class B
                                                               Shares
--------------------------------------------------------------------------------
  Arizona Limited Maturity ..................................      --
  California Limited Maturity ...............................  $2,581
  Florida Limited Maturity ..................................   3,046
  Massachusetts Limited Maturity ............................   1,012
  Michigan Limited Maturity .................................      --
  New Jersey Limited Maturity ...............................     231
  New York Limited Maturity .................................   2,157
  Pennsylvania Limited Maturity .............................     119
--------------------------------------------------------------------------------

Furthermore, MLPF&S received contingent deferred sales charges of $3,996 relating to transactions subject to front end sales charge waivers in Class D Shares.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/ or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                              Purchases       Sales
--------------------------------------------------------------------------------
  Arizona Limited Maturity                          --             --
  California Limited Maturity ............  $1,096,798     $1,856,805
  Florida Limited Maturity ...............   6,677,190      7,831,202
  Massachusetts Limited Maturity .........          --        716,620
  Michigan Limited Maturity ..............     197,153        606,714
  New Jersey Limited Maturity ............     248,680        250,498
  New York Limited Maturity ..............   3,980,787      3,882,324
  Pennsylvania Limited Maturity ..........     155,998      2,234,880
--------------------------------------------------------------------------------

Net realized and unrealized gains as of January 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  Arizona Limited Maturity                      Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments ..................          --       $ 97,071
  Short-term investments .................          --            125
                                              --------       --------
  Total ..................................          --       $ 97,196
                                              ========       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  California Limited Maturity                   Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments ..................    $ 42,769       $717,898
  Short-term investments .................          --          1,065
                                              --------       --------
  Total ..................................    $ 42,769       $718,963
                                              ========       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  Florida Limited Maturity                      Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments ..................    $ 68,628       $706,427
                                              --------       --------
  Total ..................................    $ 68,628       $706,427
                                              ========       ========
--------------------------------------------------------------------------------


                                    44 & 45

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  Massachusetts Limited Maturity                Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments ..................    $ 20,924       $156,435
                                              --------       --------
  Total ..................................    $ 20,924       $156,435
                                              ========       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  Michigan Limited Maturity                     Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments ..................    $  3,548       $168,894
                                              --------       --------
  Total ..................................    $  3,548       $168,894
                                              ========       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  New Jersey Limited Maturity                   Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments ..................    $  1,736       $199,244
                                              --------       --------
  Total ..................................    $  1,736       $199,244
                                              ========       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  New York Limited Maturity                     Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments .................     $ 42,403       $559,705
                                              --------       --------
  Total .................................     $ 42,403       $559,705
                                              ========       ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Realized     Unrealized
  Pennsylvania Limited Maturity                 Gains         Gains
--------------------------------------------------------------------------------
  Long-term investments .................     $ 54,555       $166,029
  Short-term investments ................           44             --
                                              --------       --------
  Total .................................     $ 54,599       $166,029
                                              ========       ========
--------------------------------------------------------------------------------

As of January 31, 1998, net unrealized appreciation and the aggregate cost of investments for Federal income tax purposes were as follows:

--------------------------------------------------------------------------------
  Limited            Gross        Gross          Net        Aggregate
  Maturity        Unrealized   Unrealized    Unrealized      Cost of
  Portfolio      Appreciation Depreciation  Appreciation   Investments
--------------------------------------------------------------------------------
  Arizona          $ 97,196          --       $ 97,196    $ 3,184,649
  California        718,963          --        718,963     12,273,633
  Florida           762,014    $(55,587)       706,427     22,997,379
  Massachusetts     156,435          --        156,435      3,902,123
  Michigan          168,894          --        168,894      3,536,816
  New Jersey        199,244          --        199,244      4,675,041
  New York          560,065        (360)       559,705     13,496,288
  Pennsylvania      166,029          --        166,029      3,923,464
--------------------------------------------------------------------------------

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions for the six months ended January 31, 1998 and the year ended July 31, 1997, respectively, were as follows:

--------------------------------------------------------------------------------
                                             For the Six  For the Year
                                            Months Ended     Ended
                                             January 31,    July 31,
                                                1998          1997
--------------------------------------------------------------------------------
  Arizona Limited Maturity ..............  $    45,311    $(1,124,280)
  California Limited Maturity ...........     (839,744)    (1,455,816)
  Florida Limited Maturity ..............   (1,187,670)    (2,674,028)
  Massachusetts Limited Maturity ........     (983,794)    (2,299,335)
  Michigan Limited Maturity .............     (458,455)       168,118
  New Jersey Limited Maturity ...........   (1,309,837)    (2,324,627)
  New York Limited Maturity .............     (429,000)    (3,606,325)
  Pennsylvania Limited Maturity .........   (3,449,410)    (1,259,754)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................         422      $     4,279
  Shares redeemed ......................      (7,247)         (73,487)
                                           ---------      -----------
  Net decrease .........................      (6,825)     $   (69,208)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       2,059      $    20,756
  Shares issued to shareholders in
  reinvestment of dividends ............         898            9,047
                                           ---------      -----------
  Total issued .........................       2,957           29,803
  Shares redeemed ......................     (13,909)        (139,681)
                                           ---------      -----------
  Net decrease .........................     (10,952)     $  (109,878)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      31,760      $   322,341
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................       2,607           26,398
                                           ---------      -----------
  Total issued .........................      34,367          348,739
  Shares redeemed ......................     (18,836)        (190,692)
                                           ---------      -----------
  Net increase .........................      15,531      $   158,047
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      20,264      $   204,323
  Shares issued to shareholders in
  reinvestment of dividends ............       4,028           40,606
                                           ---------      -----------
  Total issued .........................      24,292          244,929
  Automatic conversion of shares .......      (1,018)         (10,248)
  Shares redeemed ......................     (99,594)      (1,001,882)
                                           ---------      -----------
  Net decrease .........................     (76,320)     $  (767,201)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................          72      $       731
  Shares redeemed ......................      (3,493)         (35,565)
                                           ---------      -----------
  Net decrease .........................      (3,421)     $   (34,834)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         100      $     1,008
  Shares issued to shareholders in
  reinvestment of dividends ............         357            3,609
                                           ---------      -----------
  Total issued .........................         457            4,617
  Shares redeemed ......................     (10,307)        (103,073)
                                           ---------      -----------
  Net decrease .........................      (9,850)     $   (98,456)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       7,588      $    77,017
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................         670            6,790
                                           ---------      -----------
  Total issued .........................       8,258           83,807
  Shares redeemed ......................      (9,113)         (92,501)
                                           ---------      -----------
  Net decrease .........................        (855)     $    (8,694)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Arizona Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      27,128      $   271,439
  Automatic conversion of shares .......       1,018           10,248
  Shares issued to shareholders in
  reinvestment of dividends ............         597            6,023
                                           ---------      -----------
  Total issued .........................      28,743          287,710
  Shares redeemed ......................     (43,319)        (436,455)
                                           ---------      -----------
  Net decrease .........................     (14,576)     $  (148,745)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       4,193      $    42,994
  Shares issued to shareholders in
  reinvestment of dividends ............       1,580           16,055
                                           ---------      -----------
  Total issued .........................       5,773           59,049
  Shares redeemed ......................     (11,895)        (120,716)
                                           ---------      -----------
  Net decrease .........................      (6,122)     $   (61,667)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       1,377      $    13,897
  Shares issued to shareholders in
  reinvestment of dividends ............       3,031           30,528
                                           ---------      -----------
  Total issued .........................       4,408           44,425
  Shares redeemed ......................     (10,568)        (106,294)
                                           ---------      -----------
  Net decrease .........................      (6,160)     $   (61,869)
                                           =========      ===========
--------------------------------------------------------------------------------


                                    46 & 47

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      83,084      $   843,339
  Shares issued to shareholders in
  reinvestment of dividends ............       6,822           69,343
                                           ---------      -----------
  Total issued .........................      89,906          912,682
  Shares redeemed ......................    (123,617)      (1,254,645)
                                           ---------      -----------
  Net decrease .........................     (33,711)     $  (341,963)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     204,154      $ 2,058,619
  Shares issued to shareholders in
  reinvestment of dividends ............      13,782          138,778
                                           ---------      -----------
  Total issued .........................     217,936        2,197,397
  Automatic conversion of shares .......     (28,044)        (284,252)
  Shares redeemed ......................    (504,135)      (5,083,745)
                                           ---------      -----------
  Net decrease .........................    (314,243)     $(3,170,600)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       1,343      $    13,620
  Shares issued to shareholders in
  reinvestment of dividends ............           5               46
                                           ---------      -----------
  Net increase .........................       1,348      $    13,666
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         115      $     1,152
  Shares issued to shareholders in
  reinvestment of dividends ............           6               62
                                           ---------      -----------
  Net increase .........................         121      $     1,214
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       4,915      $    49,789
  Shares issued to shareholders in
  reinvestment of dividends ............       4,478           45,520
                                           ---------      -----------
  Total issued .........................       9,393           95,309
  Shares redeemed ......................     (53,743)        (545,089)
                                           ---------      -----------
  Net decrease .........................     (44,350)     $  (449,780)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  California Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     285,173      $ 2,849,538
  Automatic conversion of shares .......       3,978          284,252
  Shares issued to shareholders in
  reinvestment of dividends ............      28,044           40,114
                                           ---------      -----------
  Total issued .........................     317,195        3,173,904
  Shares redeemed ......................    (139,121)      (1,398,465)
                                           ---------      -----------
  Net increase .........................     178,074      $ 1,775,439
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      39,681      $   399,092
  Shares issued to shareholders in
  reinvestment of dividends ............       2,955           29,629
                                           ---------      -----------
  Total issued .........................      42,636          428,721
  Shares redeemed ......................     (21,363)        (213,838)
                                           ---------      -----------
  Net increase .........................      21,273      $   214,883
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      70,813      $   705,043
  Shares issued to shareholders in
  reinvestment of dividends ............       6,542           65,182
                                           ---------      -----------
  Total issued .........................      77,355          770,225
  Shares redeemed ......................    (235,028)      (2,340,687)
                                           ---------      -----------
  Net decrease .........................    (157,673)     $(1,570,462)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      54,436      $   545,826
  Shares issued to shareholders in
  reinvestment of dividends ............      10,516          105,393
                                           ---------      -----------
  Total issued .........................      64,952          651,219
  Shares redeemed ......................    (202,572)      (2,038,227)
                                           ---------      -----------
  Net decrease .........................    (137,620)     $(1,387,008)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     344,717      $ 3,439,385
  Shares issued to shareholders in
  reinvestment of dividends ............      20,341          202,648
                                           ---------      -----------
  Total issued .........................     365,058        3,642,033
  Automatic conversion of shares .......      (3,635)         (36,364)
  Shares redeemed ......................    (598,033)      (5,967,067)
                                           ---------      -----------
  Net decrease .........................    (236,610)     $(2,361,398)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............          62      $       620
  Shares redeemed ......................      (5,907)         (58,841)
                                           ---------      -----------
  Net decrease .........................      (5,845)     $   (58,221)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       5,712      $    56,834
  Shares issued to shareholders in
  reinvestment of dividends ............         140            1,387
                                           ---------      -----------
  Total issued .........................       5,852           58,221
  Shares redeemed ......................      (5,087)         (50,009)
                                           ---------      -----------
  Net increase .........................         765      $     8,212
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     221,373      $ 2,216,499
  Shares issued to shareholders in
  reinvestment of dividends ............       2,344           23,499
                                           ---------      -----------
  Total issued .........................     223,717        2,239,998
  Shares redeemed ......................    (220,249)      (2,197,322)
                                           ---------      -----------
  Net increase .........................       3,468      $    42,676
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Florida Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     362,564      $ 3,617,894
  Automatic conversion of shares .......       3,635           36,364
  Shares issued to shareholders in
  reinvestment of dividends ............       5,285           52,650
                                           ---------      -----------
  Total issued .........................     371,484        3,706,908
  Shares redeemed ......................    (246,834)      (2,457,288)
                                           ---------      -----------
  Net increase .........................     124,650      $ 1,249,620
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       2,417      $    24,172
  Shares issued to shareholders in
  reinvestment of dividends ............       1,142           11,430
                                           ---------      -----------
  Total issued .........................       3,559           35,602
  Shares redeemed ......................     (22,547)        (225,377)
                                           ---------      -----------
  Net decrease .........................     (18,988)     $  (189,775)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         544      $     5,403
  Shares issued to shareholders in
  reinvestment of dividends ............       2,690           26,809
                                           ---------      -----------
  Total issued .........................       3,234           32,212
  Shares redeemed ......................     (40,800)        (406,101)
                                           ---------      -----------
  Net decrease .........................     (37,566)     $  (373,889)
                                           =========      ===========
--------------------------------------------------------------------------------


                                    48 & 49

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       4,311      $    43,019
  Shares issued to shareholders in
  reinvestment of dividends ............       3,177           31,798
                                           ---------      -----------
  Total issued .........................       7,488           74,817
  Shares redeemed ......................     (36,424)        (364,588)
                                           ---------      -----------
  Net decrease .........................     (28,936)     $  (289,771)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      80,283      $   797,169
  Shares issued to shareholders in
  reinvestment of dividends ............       8,004           79,781
                                           ---------      -----------
  Total issued .........................      88,287          876,950
  Shares redeemed ......................    (268,214)      (2,667,983)
                                           ---------      -----------
  Net decrease .........................    (179,927)     $(1,791,033)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............          35      $       350
  Shares redeemed ......................     (20,170)        (201,703)
                                           ---------      -----------
  Net decrease .........................     (20,135)     $  (201,353)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       5,459      $    54,530
  Shares issued to shareholders in
  reinvestment of dividends ............         814            8,108
                                           ---------      -----------
  Total issued .........................       6,273           62,638
  Shares redeemed ......................          (1)              (4)
                                           ---------      -----------
  Net increase .........................       6,272      $    62,634
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         115      $     1,149
  Shares issued to shareholders in
  reinvestment of dividends ............         695            6,959
                                           ---------      -----------
  Total issued .........................         810            8,108
  Shares redeemed ......................     (31,053)        (311,003)
                                           ---------      -----------
  Net decrease .........................     (30,243)     $  (302,895)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Massachusetts Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       2,377      $    23,756
  Shares issued to shareholders in
  reinvestment of dividends ............       1,383           13,787
                                           ---------      -----------
  Total issued .........................       3,760           37,543
  Shares redeemed ......................     (23,534)        (234,590)
                                           ---------      -----------
  Net decrease .........................     (19,774)     $  (197,047)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         180      $     1,804
  Shares issued to shareholders in
  reinvestment of dividends ............         673            6,768
                                           ---------      -----------
  Total issued .........................         853            8,572
  Shares redeemed ......................     (21,522)        (215,835)
                                           ---------      -----------
  Net decrease .........................     (20,669)     $  (207,263)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       5,703      $    56,930
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................       1,551           15,476
                                           ---------      -----------
  Total issued .........................       7,254           72,406
  Shares redeemed ......................     (36,666)        (365,673)
                                           ---------      -----------
  Net decrease .........................     (29,412)     $  (293,267)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       8,481      $    85,343
  Shares issued to shareholders in
  reinvestment of dividends ............       1,714           17,233
                                           ---------      -----------
  Total issued .........................      10,195          102,576
  Automatic conversion of shares .......        (499)          (5,003)
  Shares redeemed ......................      (9,321)         (93,618)
                                           ---------      -----------
  Net increase .........................         375      $     3,955
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      13,836      $   138,203
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................       4,077           40,660
                                           ---------      -----------
  Total issued .........................      17,913          178,863
  Automatic conversion of shares .......         (68)            (679)
  Shares redeemed ......................     (63,278)        (630,594)
                                           ---------      -----------
  Net decrease .........................     (45,433)     $  (452,410)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       1,032      $    10,390
  Shares issued to shareholders in
  reinvestment of dividends ............           2               23
                                           ---------      -----------
  Net increase .........................       1,034      $    10,413
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................           5      $        43
                                           ---------      -----------
  Net increase .........................           5      $        43
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      12,565      $   126,072
  Automatic conversion of shares .......         499            5,003
  Shares issued to shareholders in
  reinvestment of dividends ............       2,375           23,872
                                           ---------      -----------
  Total issued .........................      15,439          154,947
  Shares redeemed ......................     (41,515)        (420,507)
                                           ---------      -----------
  Net decrease .........................     (26,076)     $  (265,560)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Michigan Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     105,057      $ 1,052,902
  Automatic conversion of shares .......          68              679
  Shares issued to shareholders in
  reinvestment of dividends and
  distributions ........................       2,967           26,287
                                           ---------      -----------
  Total issued .........................     108,092        1,079,868
  Shares redeemed ......................     (16,668)        (166,116)
                                           ---------      -----------
  Net increase .........................      91,424      $   913,752
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       3,367      $    33,989
  Shares issued to shareholders in
  reinvestment of dividends ............       2,337           23,644
                                           ---------      -----------
  Total issued .........................       5,704           57,633
  Shares redeemed ......................     (62,848)        (637,614)
                                           ---------      -----------
  Net decrease .........................     (57,144)     $  (579,981)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      29,509      $   298,665
  Shares issued to shareholders in
  reinvestment of dividends ............       6,491           65,586
                                           ---------      -----------
  Total issued .........................      36,000          364,251
  Shares redeemed ......................    (128,438)      (1,299,753)
                                           ---------      -----------
  Net decrease .........................     (92,438)     $  (935,502)
                                           =========      ===========
--------------------------------------------------------------------------------


                                     50 & 51

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      20,764      $   209,931
  Shares issued to shareholders in
  reinvestment of dividends ............       4,319           43,736
                                           ---------      -----------
  Total issued .........................      25,083          253,667
  Shares redeemed ......................     (76,822)        (777,828)
                                           ---------      -----------
  Net decrease .........................     (51,739)     $  (524,161)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     109,899      $ 1,202,983
  Shares issued to shareholders in
  reinvestment of dividends ............      19,246          104,274
                                           ---------      -----------
  Total issued .........................     129,145        1,307,257
  Automatic conversion of shares .......      (5,707)         (57,581)
  Shares redeemed ......................    (228,080)      (2,301,791)
                                           ---------      -----------
  Net decrease .........................    (104,642)     $(1,052,115)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............           2      $        19
  Shares redeemed ......................     (26,119)        (238,989)
                                           ---------      -----------
  Net decrease .........................     (26,117)     $  (238,970)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............         115      $     1,052
  Shares redeemed ......................      (3,570)         (32,559)
                                           ---------      -----------
  Net decrease .........................      (3,455)     $   (31,507)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       3,454      $    34,822
  Shares issued to shareholders in
  reinvestment of dividends ............         354            3,583
                                           ---------      -----------
  Total issued .........................       3,808           38,405
  Shares redeemed ......................        (508)          (5,130)
                                           ---------      -----------
  Net increase .........................       3,300      $    33,275
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New Jersey Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       5,980      $    60,387
  Automatic conversion of shares .......       5,707           57,581
  Shares issued to shareholders in
  reinvestment of dividends ............       1,286           13,017
                                           ---------      -----------
  Total issued .........................      12,973          130,985
  Shares redeemed ......................     (42,910)        (436,488)
                                           ---------      -----------
  Net decrease .........................     (29,937)     $  (305,503)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................          12      $       125
  Shares issued to shareholders in
  reinvestment of dividends ............       2,581           26,278
                                           ---------      -----------
  Total issued .........................       2,593           26,403
  Shares redeemed ......................     (71,983)        (739,597)
                                           ---------      -----------
  Net decrease .........................     (69,390)     $  (713,194)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      44,236      $   449,232
  Shares issued to shareholders in
  reinvestment of dividends ............       6,902           69,615
                                           ---------      -----------
  Total issued .........................      51,138          518,847
  Shares redeemed ......................    (166,532)      (1,682,059)
                                           ---------      -----------
  Net decrease .........................    (115,394)     $(1,163,212)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     159,740      $ 1,619,382
  Shares issued to shareholders in
  reinvestment of dividends ............       9,186           93,581
                                           ---------      -----------
  Total issued .........................     168,926        1,712,963
  Shares redeemed ......................    (130,469)      (1,329,476)
                                           ---------      -----------
  Net increase .........................      38,457      $   383,487
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     112,364      $ 1,134,351
  Shares issued to shareholders in
  reinvestment of dividends ............      16,732          168,855
                                           ---------      -----------
  Total issued .........................     129,096        1,303,206
  Automatic conversion of shares .......      (2,526)         (25,482)
  Shares redeemed ......................    (324,970)      (3,274,497)
                                           ---------      -----------
  Net decrease .........................    (198,400)     $(1,996,773)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............         128      $     1,300
                                           ---------      -----------
  Shares redeemed ......................        (938)          (9,539)
                                           ---------      -----------
  Net decrease .........................        (810)     $    (8,239)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         231      $     2,324
  Shares issued to shareholders in
  reinvestment of dividends ............         597            6,021
                                           ---------      -----------
  Total issued .........................         828            8,345
  Shares redeemed ......................     (15,531)        (156,196)
                                           ---------      -----------
  Net decrease .........................     (14,703)     $  (147,851)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      63,415      $   646,063
  Shares issued to shareholders in
  reinvestment of dividends ............       7,485           76,294
                                           ---------      -----------
  Total issued .........................      70,900          722,357
  Shares redeemed ......................     (79,161)        (813,411)
                                           ---------      -----------
  Net decrease .........................      (8,261)     $   (91,054)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  New York Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     115,750      $ 1,166,743
  Automatic conversion of shares .......       2,525           25,482
  Shares issued to shareholders in
  reinvestment of dividends ............      15,637          157,823
                                           ---------      -----------
  Total issued .........................     133,912        1,350,048
  Shares redeemed ......................    (162,655)      (1,648,537)
                                           ---------      -----------
  Net decrease .........................     (28,743)     $  (298,489)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       4,685      $    47,762
  Shares issued to shareholders in
  reinvestment of dividends ............         453            4,628
                                           ---------      -----------
  Total issued .........................       5,138           52,390
  Shares redeemed ......................     (24,896)        (253,985)
                                           ---------      -----------
  Net decrease .........................     (19,758)     $  (201,595)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class A Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................      43,588      $   440,757
  Shares issued to shareholders in
  reinvestment of dividends ............       1,049           10,642
                                           ---------      -----------
  Total issued .........................      44,637          451,399
  Shares redeemed ......................     (55,137)        (556,742)
                                           ---------      -----------
  Net decrease .........................     (10,500)     $  (105,343)
                                           =========      ===========
--------------------------------------------------------------------------------


                                    52 & 53

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                January 31, 1998

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       6,069      $    61,830
  Shares issued to shareholders in
  reinvestment of dividends ............       5,625           57,421
                                           ---------      -----------
  Total issued .........................      11,694          119,251
  Shares redeemed ......................    (165,438)      (1,691,691)
                                           ---------      -----------
  Net decrease .........................    (153,744)     $(1,572,440)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class B Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................     121,296      $ 1,230,117
  Shares issued to shareholders in
  reinvestment of dividends ............      13,043          132,224
                                           ---------      -----------
  Total issued .........................     134,339        1,362,341
  Shares redeemed ......................    (252,143)      (2,554,888)
                                           ---------      -----------
  Net decrease .........................    (117,804)     $(1,192,547)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1998                         Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............          10      $       101
  Shares redeemed ......................        (652)          (6,705)
                                           ---------      -----------
  Net decrease .........................        (642)     $    (6,604)
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class C Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................         727      $     7,411
  Shares issued to shareholders in
  reinvestment of dividends ............          17              175
                                           ---------      -----------
  Total issued .........................         744            7,586
  Shares redeemed ......................         (95)            (974)
                                           ---------      -----------
  Net increase .........................         649      $     6,612
                                           =========      ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Six Months                          Dollar
  Ended January 31, 1998                      Shares         Amount
--------------------------------------------------------------------------------
  Shares issued to shareholders in
  reinvestment of dividends ............       2,099      $    21,422
  Shares redeemed ......................    (165,183)      (1,690,193)
                                           ---------      -----------
  Net decrease .........................    (163,084)     $(1,668,771)
                                           =========      ===========

--------------------------------------------------------------------------------
  Pennsylvania Limited Maturity
--------------------------------------------------------------------------------
  Class D Shares for the Year                                Dollar
  Ended July 31, 1997                         Shares         Amount
--------------------------------------------------------------------------------
  Shares sold ..........................       2,512      $    25,556
  Shares issued to shareholders in
  reinvestment of dividends ............       5,768           58,513
                                           ---------      -----------
  Total issued .........................       8,280           84,069
  Shares redeemed ......................      (5,160)         (52,545)
                                           ---------      -----------
  Net increase .........................       3,120      $    31,524
                                           =========      ===========

5. Capital Loss Carryforward:

At July 31, 1997, each Fund of the Trust had an approximate net capital loss carryforward as follows: $400,000 in the California Limited Maturity Fund, of which $122,000 expires in 2003 and $278,000 expires in 2004; $687,000 in the
Florida Limited Maturity Fund, of which $487,000 expires in 2003 and $200,000 expires in 2004; $298,000 in the Massachusetts Limited Maturity Fund, of which $28,000 expires in 2003 and $270,000 expires in 2004; $138,000 in the Michigan Limited Maturity Fund, of which $53,000 expires in 2003 and $85,000 expires in 2004; $167,000 in the New Jersey Limited Maturity Fund, all of which expires in 2004; $190,000 in the New York Limited Maturity Fund, of which $105,000 expires in 2002, $2,000 expires in 2003 and $83,000 expires in 2004; and $60,000 in the
Pennsylvania Limited Maturity Fund, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.

6. Reorganization Plan:

On January 5, 1998, shareholders of the Pennsylvania Limited Maturity Fund approved a plan of reorganization. On February 12, 1998, shareholders of the Massachusetts Limited Maturity Fund and New Jersey Limited Maturity Fund approved a plan of reorganization. On November 6, 1997, the Trust's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, for the Arizona Limited Maturity Fund, Michigan Limited Maturity Fund and New York Limited Maturity Fund. Under these plans of reorganization, the Limited Maturity Portfolio of the Merrill Lynch Municipal Bond Fund, Inc. (the "Limited Maturity Portfolio") would acquire substantially all the assets and liabilities of the Funds mentioned above (the "Funds") in exchange for newly issued shares of the Limited Maturity Portfolio. The Merrill Lynch Municipal Bond Fund, Inc., of which the Limited Maturity Portfolio is a part of, is a registered, diversified, open-end management investment company and the Trust, of which the Funds are a part of, is a registered, non-diversified, open-end management investment company. The Funds and Limited Maturity Portfolio have similar investment objectives and are managed by FAM.

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Edward J. Andrews, Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Helen M. Sheehan, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10005

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    54 & 55

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                           #16939-1/98

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